UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

                                 Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2022

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)	-8.11%	-5.78%	9.72%	8.09%	8.72%
Class A (without sales charge)	-2.74%	-0.32%	11.80%	9.32%	9.34%
Russell 3000® Value Index	-3.08%	-7.25%	7.35%	7.07%	10.22%
S&P 500® Index	-5.50%	-14.61%	10.22%	10.44%	12.79%

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class C (with CDSC charge)	-4.09%	-1.97%	10.94%	8.49%	8.52%
Class C (without CDSC charge)	-3.12%	-1.07%	10.94%	8.49%	8.52%
Russell 3000® Value Index	-3.08%	-7.25%	7.35%	7.07%	10.22%
S&P 500® Index	-5.50%	-14.61%	10.22%	10.44%	12.79%

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	-2.61%	-0.09%	12.06%	9.58%	9.60%
Russell 3000® Value Index	-3.08%	-7.25%	7.35%	7.07%	10.22%
S&P 500® Index	-5.50%	-14.61%	10.22%	10.44%	12.79%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% if shares are redeemed within 18 months after initial purchase. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2022, the Fund’s “Total Annual Fund Operating Expenses” are 1.25%, 2.00% and 1.00%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Institutional Class Shares, respectively, of the Fund Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund faces the risk of loss or lower investment performance as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests.

1

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

The Fund evaluates its performance as compared to that of the Standard & Poor’s 500 ("S&P 500®") Index and the Russell 3000® Value Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-value ratios and lower forecasted growth rates. It is impossible to invest directly in an index.

2

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2022

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2022 through October 31, 2022 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
EIC Value Fund
Class A
Actual	$1,000.00	$ 972.60	1.20%	$5.97
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11
Class C
Actual	$1,000.00	$ 968.80	1.95%	$9.68
Hypothetical (5% return before expenses)	1,000.00	1,015.38	1.95%	9.91
Institutional Class
Actual	$1,000.00	$ 973.90	0.95%	$4.73
Hypothetical (5% return before expenses)	1,000.00	1,020.42	0.95%	4.84

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2022 of 1.20%, 1.95%, and 0.95% for Class A, Class C, and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total returns for the Fund of (2.74%), (3.12%), and (2.61%) for Class A, Class C, and Institutional Class shares, respectively.

3

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financial	30.5%	$74,483,994
Consumer, Non-cyclical	20.4	49,777,296
Communications	15.2	37,070,446
Energy	11.9	28,919,061
Industrial	7.7	18,816,909
Utilities	4.0	9,764,368
Consumer, Cyclical	3.4	8,233,664
Basic Materials	3.0	7,268,106

Total Common Stocks	96.1	234,333,844

Short-Term Investment	6.0	14,531,326
Liabilities in Excess of Other Assets	(2.1)	(5,176,998)

NET ASSETS	100.0%	$243,688,172

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

EIC VALUE FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Basic Materials — 3.0%
Barrick Gold Corp.	184,525	$2,773,411
PPG Industries, Inc.	39,365	4,494,695

		7,268,106

Communications — 15.2%
AT&T, Inc.	472,825	8,619,600
Cisco Systems, Inc.	85,625	3,889,944
Meta Platforms, Inc., Class A*	29,202	2,720,458
Netflix, Inc.*	14,035	4,096,536
Verizon Communications, Inc.	327,935	12,254,931
Warner Bros Discovery, Inc.*	422,229	5,488,977

		37,070,446

Consumer, Cyclical — 3.4%
Dollar Tree, Inc.*	30,750	4,873,875
Honda Motor Co. Ltd., SP ADR	147,230	3,359,789

		8,233,664

Consumer, Non-cyclical — 20.4%
AmerisourceBergen Corp.	42,275	6,646,475
Cardinal Health, Inc.	99,900	7,582,410
Global Payments, Inc.	39,000	4,456,140
GSK PLC, SP ADR	261,119	8,661,317
Haleon PLC, SP ADR*	257,480	1,575,778
Ingredion, Inc.	86,160	7,678,579
Johnson & Johnson	19,910	3,463,743
Sanofi, SP ADR	99,455	4,299,440
Unilever PLC, SP ADR	118,950	5,413,414

		49,777,296

Energy — 11.9%
Coterra Energy, Inc.	275,913	8,589,172
Shell PLC, SP ADR	75,875	4,220,926
TotalEnergies SE, SP ADR	154,075	8,438,688
Williams Cos., Inc. (The)	234,350	7,670,275

		28,919,061

Financial — 30.5%
AGNC Investment Corp., REIT	568,040	4,669,289
American Express Co.	35,190	5,223,956
Charles Schwab Corp. (The)	75,065	5,980,429
Empire State Realty Trust, Inc., Class A, REIT	589,950	4,347,932
Globe Life, Inc.	77,447	8,946,677
Hartford Financial Services Group, Inc. (The)	99,450	7,201,174
Jones Lang LaSalle, Inc.*	29,585	4,706,678
PNC Financial Services Group, Inc. (The)	39,345	6,367,201

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Travelers Cos., Inc. (The)	40,825	$7,530,579
Truist Financial Corp.	99,892	4,474,163
US Bancorp	153,965	6,535,814
Wells Fargo & Co.	184,825	8,500,102

		74,483,994

Industrial — 7.7%
FedEx Corp.	23,375	3,746,545
General Dynamics Corp.	26,730	6,677,154
Oshkosh Corp.	57,000	5,016,000
United Parcel Service, Inc., Class B	20,130	3,377,210

		18,816,909

Utilities — 4.0%
Constellation Energy Corp.	21,728	2,054,165
National Fuel Gas Co.	58,150	3,924,543
OGE Energy Corp.	14,000	512,820
PPL Corp.	123,550	3,272,840

		9,764,368

TOTAL COMMON STOCKS (Cost $190,405,716)		234,333,844

SHORT-TERM INVESTMENT — 6.0%
Money Market Fund — 6.0%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 3.07%(a)	14,531,326	14,531,326

TOTAL SHORT-TERM INVESTMENT (Cost $14,531,326)		14,531,326

TOTAL INVESTMENTS - 102.1% (Cost $204,937,042)		248,865,170

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(5,176,998)

NET ASSETS - 100.0%		$243,688,172

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at October 31, 2022.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

5

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets
Investments, at value (Cost $204,937,042)	$248,865,170
Receivables:
Investments sold	2,759,463
Capital shares sold	219,167
Dividends and interest	636,919
Prepaid expenses and other assets	4,981

Total Assets	252,485,700

Liabilities
Payables:
Investments purchased	8,192,894
Capital shares redeemed	371,584
Investment adviser	131,729
Administration and accounting fees.	28,956
Distribution fees (Class A and C Shares)	8,335
Shareholder servicing fees	1,470
Accrued expenses	62,560

Total Liabilities	8,797,528

Net Assets	$243,688,172

Net Assets Consisted of:
Capital stock, $0.01 par value	$155,904
Paid-in capital	189,330,016
Total distributable earnings	54,202,252

Net Assets	$243,688,172

Class A Shares:
Net assets	$19,664,509

Shares outstanding	1,257,440

Net asset value, redemption price per share.	$15.64

Maximum offering price per share (100/94.50 of $15.64)	$16.55

Class C Shares:
Net assets	$7,125,045

Shares outstanding	467,732

Net asset value, offering and redemption price per share	$15.23

Institutional Class Shares:
Net assets	$216,898,618

Shares outstanding	13,865,215

Net asset value, offering and redemption price per share	$15.64

The accompanying notes are an integral part of the financial statements.

6

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2022

(Unaudited)

Investment income
Dividends	$4,228,395
Less: foreign taxes withheld	(128,075)

Total investment income	4,100,320

Expenses
Advisory fees (Note 2)	910,099
Transfer agent fees (Note 2)	73,908
Administration and accounting fees (Note 2)	72,784
Registration and filing fees	54,335
Distribution fees (Class C) (Note 2)	30,630
Shareholder reporting fees	26,010
Distribution fees (Class A) (Note 2)	24,114
Trustees’ and officers’ fees (Note 2)	23,014
Legal fees	18,250
Custodian fees (Note 2)	17,094
Audit fees	16,451
Shareholder servicing fees (Class C)	10,210
Other expenses	10,951

Total expenses before waivers and reimbursements	1,287,850

Less: waivers and reimbursements (Note 2)	(70,144)

Net expenses after waivers and reimbursements	1,217,706

Net investment income	2,882,614

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(6,997,721)
Net change in unrealized depreciation on investments.	(2,554,371)

Net realized and unrealized loss on investments	(9,552,092)

Net decrease in net assets resulting from operations	$(6,669,478)

The accompanying notes are an integral part of the financial statements.

7

EIC VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$2,882,614	$3,226,519
Net realized gains/(losses) from investments	(6,997,721)	23,688,598
Net change in unrealized depreciation on investments	(2,554,371)	(13,539,396)

Net increase/(decrease) in net assets resulting from operations	(6,669,478)	13,375,721

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	—	(1,699,293)
Class C	—	(993,191)
Institutional Class	—	(16,626,160)

Net decrease in net assets from dividends and distributions to shareholders	—	(19,318,644)

Increase in net assets derived from capital share transactions (Note 4)	14,464,924	64,164,853

Total increase in net assets	7,795,446	58,221,930

Net assets
Beginning of period	235,892,726	177,670,796

End of period	$243,688,172	$235,892,726

The accompanying notes are an integral part of the financial statements.

8

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$16.08		$16.48		$11.75		$13.98		$14.33		$14.22

Net investment income(1)	0.17		0.24		0.20		0.23		0.21		0.17
Net realized and unrealized gain/(loss) on investments	(0.61)		1.10		5.33		(1.42)		0.68		1.15

Total from investment operations	(0.44)		1.34		5.53		(1.19)		0.89		1.32

Dividends and distributions to shareholders from:
Net investment income	—		(0.23)		(0.23)		(0.21)		(0.16)		(0.15)
Net realized capital gains	—		(1.51)		(0.57)		(0.83)		(1.08)		(1.06)

Total dividends and distributions to shareholders	—		(1.74)		(0.80)		(1.04)		(1.24)		(1.21)

Redemption fees.	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$15.64		$16.08		$16.48		$11.75		$13.98		$14.33

Total investment return(3)	(2.74)%		8.39%		48.52%		(9.54)%		6.86%		9.45%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$19,665		$19,522		$11,784		$8,347		$15,019		$47,274
Ratio of expenses to average net assets	1.20	%(4)	1.20%		1.18%		1.15%		1.18%		1.24%
Ratio of expenses to average net assets without waivers and/or reimbursements	1.26	%(4),(5)	1.25	%(5)	1.32	%(5)	1.24	%(5)	1.23	%(5)	1.24%
Ratio of net investment income to average net assets	2.18	%(4)	1.44%		1.45%		1.67%		1.47%		1.16%
Portfolio turnover rate	18	%(6)	33%		41%		36%		42%		33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50% or any applicable sales charge. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

EIC VALUE FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$15.72		$16.10		$11.52		$13.73		$14.12		$14.06

Net investment income(1)	0.11		0.11		0.09		0.12		0.10		0.06
Net realized and unrealized gain/(loss) on investments	(0.60)		1.07		5.22		(1.41)		0.67		1.13

Total from investment operations	(0.49)		1.18		5.31		(1.29)		0.77		1.19

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)		(0.16)		(0.09)		(0.08)		(0.07)
Net realized capital gains	—		(1.51)		(0.57)		(0.83)		(1.08)		(1.06)

Total dividends and distributions to shareholders	—		(1.56)		(0.73)		(0.92)		(1.16)		(1.13)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$15.23		$15.72		$16.10		$11.52		$13.73		$14.12

Total investment return(3)	(3.12)%		7.56%		47.46%		(10.30)%		6.05%		8.63%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$7,125		$8,933		$16,926		$17,926		$27,407		$35,488
Ratio of expenses to average net assets	1.95	%(4)	1.95%		1.93%		1.90%		1.93%		1.99%
Ratio of expenses to average net assets without waivers and/or reimbursements	2.00	%(4),(5)	2.00	%(5)	2.07	%(5)	1.99	%(5)	1.98	%(5)	1.99%
Ratio of net investment income to average net assets	1.43	%(4)	0.69%		0.70%		0.92%		0.71%		0.41%
Portfolio turnover rate	18	%(6)	33%		41%		36%		42%		33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$16.06		$16.46		$11.73		$13.97		$14.37		$14.26

Net investment income(1)	0.19		0.28		0.23		0.26		0.24		0.21
Net realized and unrealized gain/(loss) on investments	(0.61)		1.10		5.32		(1.42)		0.69		1.14

Total from investment operations	(0.42)		1.38		5.55		(1.16)		0.93		1.35

Dividends and distributions to shareholders from:
Net investment income	—		(0.27)		(0.25)		(0.25)		(0.25)		(0.18)
Net realized capital gains	—		(1.51)		(0.57)		(0.83)		(1.08)		(1.06)

Total dividends and distributions to shareholders	—		(1.78)		(0.82)		(1.08)		(1.33)		(1.24)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$15.64		$16.06		$16.46		$11.73		$13.97		$14.37

Total investment return(3)	(2.61)%		8.64%		48.85%		(9.36)%		7.16%		9.70%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$216,899		$207,437		$148,961		$113,292		$173,468		$160,899
Ratio of expenses to average net assets	0.95	%(4)	0.95%		0.93%		0.90%		0.93%		0.99%
Ratio of expenses to average net assets without waivers and/or reimbursements	1.01	%(4)(5)	1.00	%(5)	1.07	%(5)	0.99	%(5)	0.99	%(5)	0.99%
Ratio of net investment income to average net assets	2.43	%(4)	1.69%		1.70%		1.91%		1.72%		1.41%
Portfolio turnover rate	18	%(6)	33%		41%		36%		42%		33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Notes to Financial Statements

October 31, 2022

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Institutional Class and Retail Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class C shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after the initial purchase where the broker-dealer was paid a commission for such sale. Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years. As of October 31, 2022, the Retail Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The EIC Value Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as valuation designee under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

12

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$234,333,844	$234,333,844	$—	$—
Short-Term Investments*	14,531,326	14,531,326	—	—

Total Assets	$248,865,170	$248,865,170	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2022, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

13

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more, but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

As of October 31, 2022, the amount of potential recovery was as follows:

Expiration
04/30/2023	04/30/2024	04/30/2025	10/31/2025	Total
$72,173	$189,225	$104,148	$70,144	$435,690

For the six months ended October 31, 2022, the Adviser earned advisory fees of $910,099 and waived fees of $70,144.

Other Service Providers

The Bank of New York Mellon ( BNY Mellon ) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the "Transfer Agent") provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have

14

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the Underwriter ) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC ( "JWFM” ) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ( "Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ( “ACA”), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.

3. Investment in Securities

For the six months ended October 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$59,855,582	$39,933,515

4. Capital Share Transactions

For the six months ended October 31, 2022 and the year ended April 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2022		For the Year Ended
	(Unaudited)		April 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	149,570	$2,350,933	552,866	$9,249,204
Reinvestments	—	—	99,610	1,565,872
Redemption Fees*	—	90	—	444
Redemptions	(106,393)	(1,656,292)	(153,445)	(2,582,919)

Net increase	43,177	$694,731	499,031	$8,232,601

15

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

	For the Six Months Ended
	October 31, 2022		For the Year Ended
	(Unaudited)		April 30, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	56,237	$856,645	53,779	$879,446
Reinvestments	—	—	62,070	956,505
Redemption Fees*	—	38	—	260
Redemptions	(156,803)	(2,374,242)	(599,087)	(9,784,506)

Net decrease	(100,566)	$(1,517,559)	(483,238)	$(7,948,295)

Institutional Class
Sales	2,322,907	$36,348,532	4,706,008	$78,828,319
Reinvestments	—	—	1,038,153	16,288,620
Redemption Fees*	—	988	—	4,766
Redemptions	(1,372,716)	(21,061,768)	(1,880,784)	(31,241,158)

Net increase	950,191	$15,287,752	3,863,377	$63,880,547

Total net increase	892,802	$14,464,924	3,879,170	$64,164,853

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2022, the tax character of distributions paid by the Fund was $3,658,880 of ordinary income dividends and $15,659,764 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$14,515,797	$46,355,933

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

16

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2022

(Unaudited)

As of October 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost*	$204,937,042

Unrealized Appreciation	53,139,554
Unrealized Depreciation	(9,211,426)

Net Unrealized Appreciation	$43,928,128

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2022. For the year ended April 30, 2022, the Fund had no short-term capital loss deferrals or no long-term capital gain deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2022, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

EIC VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the EIC Value Fund (the “Fund”), met on September 19-20, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2022 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

18

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

19

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Investment Adviser

Equity Investment Corporation

1776 Peachtree Street, NW

Suite 600S

Atlanta, GA 30309

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EIC-1022

Pacific Capital Tax-Free Securities Fund

Pacific Capital Tax-Free Short Intermediate Securities Fund

of

FundVantage Trust

Class Y

SEMI-ANNUAL REPORT

October 31, 2022

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends

•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•	As of October 31, 2022, AMG managed $799.7 million in mutual fund assets. In addition, AMG personnel also managed approximately $333.3 million in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

Comparison of Change in Value of $10,000 Investment in Pacific Capital Tax-Free Securities Fund’s Class Y Shares vs. Bloomberg Hawaii Municipal Bond Index

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	-3.22%	-9.76%	-1.57%	0.47%	1.41%
Bloomberg Hawaii Municipal Bond Index	-3.45%	-10.37%	-1.72%	0.51%	1.61%

†	Not Annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2022, the Fund’s “Total Annual Fund Operating Expenses” are 0.32%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.12%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends

•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•	As of October 31, 2022, AMG managed $799.7 million in mutual fund assets. In addition, AMG personnel also managed approximately $333.3 million in assets on behalf of Bank of Hawaii clients.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

Comparison of Change in Value of $10,000 Investment in Pacific Capital Tax-Free Securities Fund’s Class Y Shares vs. Bloomberg Hawaii Municipal Bond Index

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	-1.05%	-4.46%	-0.47%	0.45%	0.67%
Bloomberg Hawaii 3-Year Municipal Bond Index	-0.72%	-5.32%	-0.70%	0.37%	0.74%

†	Not Annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2022, the Fund’s “Total Annual Fund Operating Expenses” are 0.58%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.38%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Bloomberg Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

6

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2022

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2022 through October 31, 2022 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Pacific Capital Tax-Free Securities Fund
Class Y
Actual	$1,000.00	$ 967.80	0.14%	$0.69
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.14%	0.71

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Actual	$1,000.00	$ 989.50	0.39%	$1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39%	1.99

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 0.14% for the Pacific Capital Tax-Free Securities Fund and 0.39% for the Pacific Capital Tax-Free Short Intermediate Securities Fund, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six-month total returns of (3.22)% for the Pacific Capital Tax-Free Securities Fund and (1.05)% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by credit quality of the portfolio holdings of the Fund:

Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	4.49%
Aaa	5.92
Aa	76.68
A	8.16
Baa	4.65
Cash	0.10

Total	100.00%

Portfolio holdings are subject to change at any time.

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 99.4%
Arizona — 2.4%
Phoenix City Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	5,588,060

California — 1.8%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,156,023

Hawaii — 94.5%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,347,330
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,000,492
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	920,219
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 11/28/22 at 100, 3.75%, 01/01/31	3,120,000	3,104,433
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	401,479
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	41,785
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	3,903,661
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,275,000	1,300,908

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	504,543
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,429,403
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	1,794,276
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	1,902,126
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	127,207
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series A, Refunding, 5.00%, 07/01/23	100,000	101,023
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, 4.00%, 07/01/23	500,000	501,866
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/29	225,000	225,918
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,339,331

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	1,882,848
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	3,634,204
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,650,000	1,450,633
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	3,145,261
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	214,683
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	495,482
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	10,175,662
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/23 at 100, 6.00%, 07/01/33	1,000,000	1,016,136

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/28/22 at 100, 5.00%, 11/15/27	2,005,000	2,005,057
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/28/22 at 100, 5.13%, 11/15/32	550,000	550,012
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,248,887
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	850,547
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	864,963
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	511,079
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	997,849
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	349,288

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	55,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	90,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,000,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	90,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	740,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	20,000
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	100,000
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	345,000
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	340,000
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	500,000	500,000
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	309,005
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	450,844
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	121,576
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	349,684

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,013,578
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,316,997
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	143,942
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,736,719
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,030,217
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,177,960
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,203,432
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,027,398
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	10,566,987
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	988,588
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,636,862
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	1,949,291
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/26	2,500,000	2,655,870
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,208,179
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	2,979,230

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	1,999,131
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,433,107
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	4,663,373
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	2,855,827
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	5,120,000	5,474,700
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,370,426
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,695,936
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,112,429
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/29	1,170,000	1,280,106
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/30	200,000	220,510
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	1,760,198

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	565,336
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	721,904
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	984,943
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,700,046
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,543,137
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,541,353
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	66,856
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	874,269
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	231,504

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,445,226
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	212,160
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/27	500,000	522,691
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,264,494
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,177,388
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,031,624
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,071,731
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,028,844
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,355,000
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,000,000
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	450,000

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	1,970,000
Honolulu City & County GO, Series A, Callable 12/08/22 at 100, 4.00%, 11/01/37	1,000,000	948,459
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,212,073
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	50,000	50,000
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	522,974
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	981,551
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	363,953
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	524,363
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,338,745
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	1,789,616
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	1,912,719

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,090,763
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,298,253
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	502,298
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,603,666
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,118,297
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,150,421
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,041,745
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	338,399
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,102,790
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	412,516

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	130,235
Honolulu City & County Wastewater System Revenue, Series A, 1st Bond Resolution, Callable 07/01/29 at 100, 4.00%, 07/01/38	800,000	747,894
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,281,043
Kauai County GO, 5.00%, 08/01/23	395,000	400,246
Kauai County GO, 5.00%, 08/01/27	250,000	267,923
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	265,441
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	298,482
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	41,865
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	802,982
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	957,142
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/36	750,000	718,815
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	961,083
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	303,144
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,270,455
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,163,743

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	465,838
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	452,684
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	175,192
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,429,721
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	166,991
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,028,289
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,090,798
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,043,655
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,156,118
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,100,524

		221,133,103

Texas — 0.7%
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,633,147

TOTAL MUNICIPAL BONDS (Cost $249,449,770)		232,510,333

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)	231,283	231,283

TOTAL REGISTERED INVESTMENT COMPANY (Cost $231,283)		231,283

TOTAL INVESTMENTS - 99.5% (Cost $249,681,053)		232,741,616
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,234,769

NET ASSETS - 100.0%		$233,976,385

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at October 31, 2022.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial
Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by credit quality of the portfolio holdings of the Fund:

Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	15.72%
Aaa	4.73
Aa	61.85
A	8.53
Baa	7.57
Cash	1.60

Total	100.00%

Portfolio holdings are subject to change at any time.

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 95.5%
Florida — 0.3%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	180,000	148,825

Hawaii — 88.7%
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	329,810
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	210,707
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	472,929
Hawaii County GO, Series B, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	552,767
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	511,837
Hawaii State Airports System Revenue, AMT, COP, Callable 08/01/23 at 100, 5.00%, 08/01/27	300,000	301,283
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,066,998
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, 4.00%, 07/01/23	505,000	506,885
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/24	290,000	293,215

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	201,403
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	488,145
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,110,000	2,974,309
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	19,799
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	250,000	238,537
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	200,000	204,828
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	414,423
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	569,632
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	1,000,000	1,017,566

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	25,000	25,554
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	57,824
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,335,000	1,335,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	45,000	45,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	785,000	785,000
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	25,000
Hawaii State GO, Series EF, Refunding, 5.00%, 11/01/22	1,060,000	1,060,000
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	100,000
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,180,000	1,180,000
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	295,000	298,874
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/25	1,155,000	1,170,596
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	81,051
Hawaii State GO, Series EH, Unrefunded portion, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	907,086

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/27	10,000	10,281
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/28	20,000	20,563
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/29	30,000	30,845
Hawaii State GO, Series ET, OID, Prerefunded 10/01/25 at 100, 3.25%, 10/01/32	25,000	24,930
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/23	100,000	101,638
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	999,739
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	32,105
Hawaii State GO, Series FW, 5.00%, 01/01/23	530,000	531,620
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	514,552
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	124,972
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	972,937
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	428,281
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	504,698
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	570,573

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	1,095,000	1,171,328
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/28	880,000	952,414
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	54,870
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	154,283
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	305,000	313,708
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	633,964
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,038,663
Honolulu City & County GO, Series A, Refunding, 5.00%, 11/01/25	1,380,000	1,447,530
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	126,873
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/33	500,000	553,951
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	800,150

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/30	380,000	396,386
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	502,816
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,257,824
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	580,000	588,691
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	358,098
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,011,945
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	695,000	714,616
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,208,716
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	550,614
Maui County GO, 5.00%, 03/01/24	245,000	250,606
Maui County GO, 5.00%, 03/01/29	275,000	300,144
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,024,802
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	103,866
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	284,542
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	86,499

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2022

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	649,364
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	568,953
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	530,000	536,396
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	457,852

		41,414,256

Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	371,607

Nebraska — 3.7%
Nebraska Public Power District Revenue, Series C, Refunding, 5.00%, 01/01/26	1,660,000	1,737,665

Texas — 2.0%
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD Insured)	400,000	408,463
San Antonio City Electric & Gas Systems Revenue, ETM, Refunding, 5.00%, 02/01/23	500,000	502,287

		910,750

TOTAL MUNICIPAL BONDS (Cost $46,240,758)		44,583,103

	Principal Amount($)	Value ($)
MUNICIPAL COMMERCIAL PAPER — 6.4%
Hawaii County GO, Series C, Bond Anticipation Notes, 4.03%, 07/19/23	3,000,000	3,000,000

TOTAL MUNICIPAL COMMERCIAL PAPER (Cost $3,000,000)		3,000,000

	Shares
REGISTERED INVESTMENT COMPANY — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(a)	774,698	774,698

TOTAL REGISTERED INVESTMENT COMPANY (Cost $774,698)		774,698

TOTAL INVESTMENTS - 103.5% (Cost $50,015,456)		48,357,801
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%		(1,654,570)

NET ASSETS - 100.0%		$46,703,231

(a) Rate disclosed is the 7-day yield at October 31, 2022.

AMT	Alternative Minimum Tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value*	$232,741,616	$48,357,801
Receivables:
Investments sold	—	827,884
Capital shares sold	69,101	23,315
Interest	2,789,452	613,196
Prepaid expenses and other assets	525	48

Total Assets	235,600,694	49,822,244

Liabilities
Payables:
Investments purchased	1,036,800	3,000,000
Distributions to shareholders	524,088	60,899
Administration and accounting fees	14,540	12,523
Accrued expenses	48,881	45,591

Total Liabilities	1,624,309	3,119,013

Net Assets	$233,976,385	$46,703,231

Net Assets Consisted of:
Capital stock, $0.01 par value	$252,673	$48,599
Paid-in capital	253,008,349	48,521,129
Total distributable loss	(19,284,637)	(1,866,497)

Net Assets	$233,976,385	$46,703,231

Class Y Shares:
Net assets	$233,976,385	$46,703,231

Shares outstanding	25,267,334	4,859,898

Net asset value, offering and redemption price per share	$9.26	$9.61

* Investments, at cost	$249,681,053	$50,015,456

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2022

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment income
Interest	$3,313,226	$416,497
Dividends	24,064	13,290

Total investment income	3,337,290	429,787

Expenses
Advisory fees (Note 2)	252,138	48,533
Administration and accounting fees (Note 2)	36,026	23,746
Trustees’ and officers’ fees (Note 2)	32,461	6,019
Legal fees	26,105	7,400
Shareholder reporting fees	16,244	12,815
Audit fees	16,145	16,173
Custodian fees (Note 2)	14,978	4,265
Transfer agent fees (Note 2)	12,043	11,893
Insurance fees	7,958	2,085
Registration and filing fees	2,899	2,819
Other expenses	7,770	6,382

Total expenses before waivers	424,767	142,130

Less: waivers (Note 2)	(252,138)	(48,533)

Net expenses after waivers	172,629	93,597

Net investment income	3,164,661	336,190

Net realized and unrealized loss from investments:
Net realized loss from investments	(293,757)	(77,144)
Net change in unrealized depreciation on investments	(10,894,155)	(749,680)

Net realized and unrealized loss on investments	(11,187,912)	(826,824)

Net decrease in net assets resulting from operations	$(8,023,251)	$(490,634)

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	Pacific Capital Tax-Free Securities Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$3,164,661	$6,273,377
Net realized losses from investments	(293,757)	(899,722)
Net change in unrealized depreciation on investments	(10,894,155)	(23,896,219)

Net decrease in net assets resulting from operations	(8,023,251)	(18,522,564)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(3,164,656)	(6,273,383)

Net decrease in net assets from dividends and distributions to shareholders	(3,164,656)	(6,273,383)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(14,189,758)	8,502,189

Total decrease in net assets	(25,377,665)	(16,293,758)

Net assets
Beginning of period	259,354,050	275,647,808

End of period	$233,976,385	$259,354,050

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets (Concluded)

	Pacific Capital Tax-Free Short Intermediate Securities Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$336,190	$577,276
Net realized losses from investments	(77,144)	(48,853)
Net change in unrealized depreciation on investments	(749,680)	(2,223,998)

Net decrease in net assets resulting from operations	(490,634)	(1,695,575)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(336,182)	(636,658)

Net decrease in net assets from dividends and distributions to shareholders	(336,182)	(636,658)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	201,286	(362,334)

Total decrease in net assets	(625,530)	(2,694,567)

Net assets
Beginning of period	47,328,761	50,023,328

End of period	$46,703,231	$47,328,761

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.69		$10.61	$10.30	$10.24	$9.97	$10.15

Net investment income	0.12		0.24	0.26	0.26	0.25	0.25
Net realized and unrealized gain/(loss) on investments	(0.43)		(0.92)	0.31	0.06	0.27	(0.18)

Total from investment operations	(0.31)		(0.68)	0.57	0.32	0.52	0.07

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.24)	(0.26)	(0.26)	(0.25)	(0.25)

Net asset value, end of period	$9.26		$9.69	$10.61	$10.30	$10.24	$9.97

Total investment return(1)	(3.22)%		(6.56)%	5.54%	3.14%	5.30%	0.63%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$233,976		$259,354	$275,648	$265,993	$281,615	$289,169
Ratio of expenses to average net assets	0.14	%(2)	0.12%	0.11%	0.09%	0.11%	0.10%
Ratio of expenses to average net assets without waivers(3)	0.34	%(2)	0.32%	0.31%	0.29%	0.31%	0.30%
Ratio of net investment income to average net assets	2.51	%(2)	2.27%	2.43%	2.51%	2.50%	2.41%
Portfolio turnover rate	6	%(4)	14%	9%	10%	11%	22%

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.78		$10.28	$10.12	$10.09	$9.95	$10.14

Net investment income	0.07		0.12	0.15	0.17	0.16	0.14
Net realized and unrealized gain/(loss) on investments	(0.17)		(0.49)	0.16	0.03	0.14	(0.19)

Total from investment operations	(0.10)		(0.37)	0.31	0.20	0.30	(0.05)

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.12)	(0.15)	(0.17)	(0.16)	(0.14)
Net realized capital gains	—		(0.01)	—	—	—	(0.00	)(1)

Total dividends and distributions to shareholders	(0.07)		(0.13)	(0.15)	(0.17)	(0.16)	(0.14)

Net asset value, end of period	$9.61		$9.78	$10.28	$10.12	$10.09	$9.95

Total investment return(2)	(1.05)%		(3.61)%	3.04%	1.98%	3.01%	(0.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$46,703		$47,329	$50,023	$53,599	$53,479	$52,363
Ratio of expenses to average net assets	0.39	%(3)	0.38%	0.28%	0.24%	0.34%	0.25%
Ratio of expenses to average net assets without waivers(4)	0.59	%(3)	0.58%	0.48%	0.44%	0.54%	0.45%
Ratio of net investment income to average net assets	1.39	%(3)	1.18%	1.43%	1.66%	1.57%	1.36%
Portfolio turnover rate	21	%(5)	27%	22%	30%	34%	27%

(1)	Amount is less than $0.005 per share.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2022

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

27

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2022, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$232,510,333	$—	$232,510,333	$—
Registered Investment Company.	231,283	231,283	—	—

Total Assets	$232,741,616	$231,283	$232,510,333	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$44,583,103	$—	$44,583,103	$—
Municipal Commercial Paper	3,000,000	—	3,000,000	—
Registered Investment Company.	774,698	774,698	—	—

Total Assets	$48,357,801	$774,698	$47,583,103	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2022, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis.

28

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.

Fee rates for the six months ended October 31, 2022, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have

29

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the Underwriter ) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC ( JWFM ) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ( Chenery ) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ( ACA ), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.

3. Investment in Securities

For the six months ended October 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$14,796,848	$23,704,435
Pacific Capital Tax-Free Short Intermediate Securities Fund	9,619,785	10,602,998

The Funds are permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Funds. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.

For the six months ended October 31, 2022, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2022 and the year ended April 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund:
Class Y
Sales	1,081,651	$10,438,625	3,941,358	$41,130,908
Reinvestments	1,876	17,954	3,401	35,378
Redemptions	(2,570,595)	(24,646,337)	(3,169,894)	(32,664,097)

Net increase/(decrease)	(1,487,068)	$(14,189,758)	774,865	$8,502,189

Pacific Capital Tax-Free Short Intermediate Securities Fund:
Class Y
Sales	320,130	$3,140,194	562,263	$5,638,001
Reinvestments	215	2,100	391	3,961
Redemptions	(299,198)	(2,941,008)	(591,817)	(6,004,296)

Net increase/(decrease)	21,147	$201,286	(29,163)	$(362,334)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the year ended April 20, 2022, were as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$331,448	$ —	$331,448	$5,953,539	$6,284,987
Pacific Capital Tax-Free Short Intermediate Securities Fund	32,313	2,063	34,376	613,565	647,941

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2022, the components of distributable earnings/(loss) on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Tax Exempt	Distributions Payable	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Pacific Capital Tax-Free Securities Fund	$(2,051,442)	$510,402	$(510,408)	$(6,045,282)	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund	—	—	(38,846)	(907,975)	(92,860)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gain is reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of October 31, 2022 is as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$249,681,053	$696,539	$(17,635,976)	$(16,939,437)
Pacific Capital Tax-Free Short Intermediate Securities Fund	50,015,456	—	(1,657,655)	(1,657,655)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2022. For the year ended April 30, 2022, the Funds did not have late year ordinary loss deferrals. The Pacific Capital Tax-Free Securities Fund did not have capital loss deferrals. The Pacific Capital Tax-Free Short Intermediate Securities Fund deferred $61,050 of short-term capital loss deferrals and $31,810 of long-term capital loss deferrals to May 1, 2022.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2022, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$2,051,442	$—

As of April 30, 2022, the Pacific Capital Tax-Free Short Intermediate Securities Fund did not have any capital loss carryforwards.

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2022

(Unaudited)

6. Concentration of Credit Risk

The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

PACIFIC CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and, collectively, the “Funds”), met on September 19-20, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2022 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

34

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s ( SEC ) website at http://www.sec.gov.

Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

35

Investment Adviser

Asset Management Group of Bank of Hawaii

111 South King Street, 4th Floor,

Honolulu, HI 96813

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PAC-1022

Polen Growth Fund

Polen Global Growth Fund

Polen International Growth Fund

Polen U.S. Small Company Growth Fund

Polen International Small Company Growth Fund

Polen Global Emerging Markets Growth Fund

Polen U.S. SMID Company Growth Fund

Polen Global SMID Company Growth Fund

Polen Bank Loan Fund

Polen Upper Tier High Yield Fund

of

FundVantage Trust

Institutional Class

Investor Class

Class Y

SEMI-ANNUAL REPORT

October 31, 2022

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	-13.30%	-36.08%	4.40%	9.82%	12.78%
S&P 500® Index	-5.50%	-14.61%	10.20%	10.44%	12.78%
Russell 1000® Growth Index	-8.23%	-24.60%	11.73%	12.58%	14.68%

†	Not Annualized.

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Investor Class	-13.41%	-36.24%	4.14%	9.55%	12.50%
S&P 500® Index	-5.50%	-14.61%	10.20%	10.44%	12.78%
Russell 1000® Growth Index	-8.23%	-24.60%	11.73%	12.58%	14.68%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2022, are 0.96% for the Institutional Class shares and 1.21% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Institutional Class	-12.00%	-31.94%	1.80%	6.79%	8.84%
MSCI All Country World® Index (“ACWI”) (Net Dividend)	-9.42%	-19.96%	4.84%	5.24%	6.33%	**

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund” ) Institutional Class commenced operations on December 30, 2014.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Investor Class	-12.07%	-32.07%	1.57%	6.53%	8.73%
MSCI All Country World® Index (“ACWI”) (Net Dividend)	-9.42%	-19.96%	4.84%	5.24%	6.58%	**

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund”) Investor Class commenced operations on July 6, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2022, are 0.99% for the Institutional Class shares and 1.24% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI ACWI (Net Dividend), which captures large and mid-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,897 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Institutional Class	-14.23%	-32.89%	-5.83%	-1.48%	3.66%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	-14.59%	-24.73%	-1.68%	-0.60%	3.14%	**

†	Not Annualized.
*	The Polen International Growth Fund (the “Fund”) Institutional Class commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Investor Class	-14.33%	-33.07%	-6.06%	-1.71%	1.94%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	-14.59%	-24.73%	-1.68%	-0.60%	2.18%	**

†	Not Annualized.
*	The Polen International Growth Fund (the “Fund”) Investor Class commenced operations on March 15, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2022 are 1.03% and 1.04%, respectively, for the Institutional Class shares and 1.28% and 1.29%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI ACWI (ex-USA) (Net Dividend), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,273 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	Since Inception*
Institutional Class	-7.93%	-42.91%	2.72%	5.31%
Russell 2000® Growth Index	1.02%	-26.02%	5.02%	5.36%	**

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Institutional Class commenced operations on November 1, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	Since Inception*
Investor Class	-8.07%	-43.07%	2.45%	2.84%
Russell 2000® Growth Index	1.02%	-26.02%	5.02%	5.65%	**

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Investor Class commenced operations on February 8, 2019.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

AverageAnnual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	Since Inception†*
Class Y	-7.93%	-42.89%	-24.58%
Russell 2000® Growth Index	1.02%	-26.02%	-17.41%	**

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Class Y commenced operations on June 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2022, are 1.26% and 1.10%, respectively, for the Institutional Class shares, 1.51% and 1.35%, respectively, for the Investor Class shares and 1.15% and 1.00%, respectively, for the Class Y shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Institutional Class and Investor Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the Russell 2000® Growth Index, which is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small-capitalization companies, which may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	Since Inception*
Institutional Class	-22.11%	-49.37%	-8.73%	-1.05%
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	-16.61%	27.75%	0.12%	-0.36%	**

†	Not Annualized.
*	The Polen International Small Company Growth Fund (the “Fund” ) Institutional Class commenced operations on December 31, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	Since Inception*
Investor Class	-22.21%	-49.53%	-8.95%	-3.37%
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	-16.61%	27.75%	0.12%	-0.36%	**

†	Not Annualized.
*	The Polen International Small Company Growth Fund (the “Fund”) Investor Class commenced operations on February 8, 2019.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2022, are 1.60% and 1.25%, respectively, for the Institutional Class shares and 1.85% and 1.50%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI ACWI (ex-USA Small Cap) (Net Dividend), which captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 4,387 constituents, the index covers approximately 14% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	Since Inception*
Institutional Class	-19.95%	-39.45%	-21.26%
MSCI Emerging Markets Index (Net Dividend)	-19.66%	-31.03%	-10.79%	**

†	Not Annualized.
*	The Polen Global Emerging Markets Growth Fund (the “Fund” ) Institutional Class commenced operations on October 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2022, are 1.74% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the Trust ) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI Emerging Markets Index (Net Dividend), which captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,386 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN U.S. SMID COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	Since Inception*
Institutional Class	-10.33%	-45.27%	-22.60%
Russell 2500® Growth Index	-1.92%	-27.38%	-15.47%	**

†	Not Annualized.
*	The Polen U.S. SMID Company Growth Fund (the "Fund") Institutional Class commenced operations on April 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2022, are 1.71% and 1.05%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the Russell 2500® Growth Index, which is an unmanaged index measuring the performance of the 2,500 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an Index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small or mid-capitalization companies. Small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs. Mid-capitalization companies are usually less stable in price and less liquid than larger, more established companies. The Fund is a recently formed mutual fund and has a limited history of operations.

POLEN GLOBAL SMID COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months	Since Inception*†
Institutional Class	-19.85%	-45.50%
MSCI All Country World® Index (“ACWI”) SMID Cap Index (Net Dividend)	-9.89%	-21.98	%**

†	Not Annualized.
*	The Polen Global SMID Company Growth Fund (the “Fund”) Institutional Class commenced operations on January 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2022, are 4.91% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI ACWI SMID Cap Index (Net Dividend), which captures mid and small cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 7,861 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN BANK LOAN FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Total Returns for the Period Ended October 31, 2022
	Since Inception†*
Institutional Class	0.18%
S&P/LSTA Leveraged Loan Index	2.41	%**

†	Not Annualized.
*	The Polen Bank Loan Fund (the “Fund”) Institutional Class commenced operations on June 30, 2022.
**	Benchmark performance is from inception date of the Fund Class only and is not the inception date of the benchmark itself

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated June 30, 2022, are 1.45% and 0.75%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the S&P/LSTA Leveraged Loan Index, which is a rules-based index composed of loans that meet the following inclusion rules: senior secured, minimum initial term of one year, initial minimum spread of LIBOR +125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

All mutual fund investing involves risk, including possible loss of principal. Fixed income investments are subject to interest rate risk; as interest rates rise, their value will decline. Lower-rated securities are subject to additional credit and default risks. Investments in bank loans, which are made by banks or other financial intermediaries to borrowers, will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Trading in Rule 144A securities may be less active than trading in publicly traded securities. Investments with low trading volumes may be difficult to sell at quoted market prices.

The Fund may invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield and leveraged loan market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

POLEN UPPER TIER HIGH YIELD FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Total Returns for the Period Ended October 31, 2022
	Since Inception†*
Institutional Class	1.96%
ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index	2.28	%**

†	Not Annualized.
*	The Polen Upper Tier High Yield Fund (the “Fund”) Institutional Class commenced operations on June 30, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated June 30, 2022, are 1.35% and 0.65%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees ("Board of Trustees") of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index, which contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2% and excludes financials. Index constituents are capitalization-weighted, based on their current amount outstanding, provided that the total allocation to an individual issuer does not exceed 2%. The ICE BofA U.S. High Yield Index consists primarily of bonds and notes rated BB or lower. However, the benchmark is an unmanaged index and does not include any private (non-144A) obligations, convertible bonds, preferred and common equity, and certain other securities and obligations.

All mutual fund investing involves risk, including possible loss of principal. The Fund targets investments in high yield, or below investment grade, bank loans and bonds. In particular, debt investments in high yield issuers, which are described as speculative by major credit rating agencies, are generally more susceptible to credit risk than other fixed income investments. In addition, the Fund’s high yield debt investments, including bank loans and Rule 144A securities, are subject to liquidity risk, as the Fund may not be able to sell investments at the best prices or at the value that the Fund places on them. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund.

The Fund may invest a substantial amount of its assets in below investment grade fixed income securities that are rated B or above by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. Additionally, on a limited basis, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments may be purchased for investment by the

POLEN UPPER TIER HIGH YIELD FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

Fund. The Fund has an investment policy whereby a minimum of 30% of the value of the Fund’s assets will be invested in securities rated BB by S&P or Ba by Moody’s, respectively, in normal market conditions.

POLEN FUNDS

Fund Expense Disclosure

October 31, 2022

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2022 through October 31, 2022 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period
Polen Growth Fund
Institutional Class[1]
Actual	$1,000.00	$ 867.00	0.99%	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.21	0.99%	5.04
Investor Class[1]
Actual	$1,000.00	$ 865.90	1.24%	$5.83
Hypothetical (5% return before expenses)	1,000.00	1,018.95	1.24%	6.31

Polen Global Growth Fund
Institutional Class[2]
Actual	$1,000.00	$ 880.00	1.03%	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.03%	5.24
Investor Class[2]
Actual	$1,000.00	$ 879.30	1.28%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.28%	6.51

POLEN FUNDS

Fund Expense Disclosure (Continued)

October 31, 2022

(Unaudited)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period
Polen International Growth Fund
Institutional Class[3]
Actual	$1,000.00	$ 857.70	1.10%	$5.15
Hypothetical (5% return before expenses)	1,000.00	1,019.66	1.10%	5.60
Investor Class[3]
Actual	$1,000.00	$ 856.70	1.35%	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87

Polen U.S. Small Company Growth Fund
Institutional Class[4]
Actual	$1,000.00	$ 920.70	1.10%	$5.33
Hypothetical (5% return before expenses)	1,000.00	1,019.66	1.10%	5.60
Investor Class[4]
Actual	$1,000.00	$ 919.30	1.35%	$6.53
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87
Class Y4
Actual	$1,000.00	$ 920.70	1.00%	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.16	1.00%	5.09

Polen International Small Company Growth Fund
Institutional Class[5]
Actual	$1,000.00	$ 778.90	1.25%	$5.60
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.25%	6.36
Investor Class[5]
Actual	$1,000.00	$ 777.90	1.50%	$6.72
Hypothetical (5% return before expenses)	1,000.00	1,017.64	1.50%	7.63

Polen Global Emerging Markets Growth Fund
Institutional Class[6]
Actual	$1,000.00	$ 800.50	1.25%	$5.67
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.25%	6.36

Polen U.S. SMID Company Growth Fund
Institutional Class[7]
Actual	$1,000.00	$ 896.70	1.05%	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.91	1.05%	5.35

Polen Global SMID Company Growth Fund
Institutional Class[8]
Actual	$1,000.00	$ 801.50	1.25%	$5.68
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.25%	6.36

Polen Bank Loan Fund
Institutional Class[9]
Actual	$1,000.00	$1,001.80	0.75%	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75%	3.82

POLEN FUNDS

Fund Expense Disclosure (Continued)

October 31, 2022

(Unaudited)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period
Polen Upper Tier High Yield Fund
Institutional Class[10]
Actual	$1,000.00	$1,019.60	0.65%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65%	3.31

1

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 0.99% for Institutional Class and 1.24% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (13.30)% and (13.41)% for Institutional Class and Investor Class, respectively.

2

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.03% for Institutional Class and 1.28% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (12.00)% and (12.07)% for Institutional Class and Investor Class, respectively.

3

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.10% for Institutional Class and 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (14.23)% and (14.33)% for Institutional Class and Investor Class, respectively.

4

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.10% for Institutional Class, 1.35% for Investor Class and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (7.93%), (8.07%) and (7.93)% for Institutional Class, Investor Class and Class Y, respectively.

5

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.25% for Institutional Class and 1.50% for the Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (22.11)% and (22.21)% for Institutional Class and Investor Class, respectively.

6

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (19.95)%.

7

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.05% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (10.33)%.

8

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (19.85)%.

9

Expenses are equal to an annualized expense ratio for the period beginning June 30, 2022, commencement of operations, to October 31, 2022 of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (123), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual total return for the Fund of 0.18%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class had been in existence from May 1, 2022, and are equal to the Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

POLEN FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2022

(Unaudited)

10

Expenses are equal to an annualized expense ratio for the period beginning June 30, 2022, commencement of operations, to October 31, 2022 of 0.65% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (123), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual total return for the Fund of 1.96%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class had been in existence from May 1, 2022, and are equal to the Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software Application	17.0%	$1,331,637,632
Credit Services	12.8	1,002,320,687
Internet Content & Information	12.0	943,410,002
Software Infrastructure	11.9	929,231,312
Internet Retail	11.5	901,996,493
Information Technology Services	6.9	544,105,035
Entertainment	6.4	497,818,269
Medical Devices	4.8	376,873,000
Healthcare Plans	4.6	360,125,250
Diagnostics & Research	3.5	272,293,283
Drug Manufacturers - Specialty & Generic	2.6	205,271,440
Footwear & Accessories	1.9	149,706,282

Total Common Stocks	95.9	7,514,788,685

Other Assets in Excess of Liabilities	4.1	323,906,181

NET ASSETS	100.0%	$7,838,694,866

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 95.9%
Credit Services — 12.8%
Mastercard, Inc., Class A	1,161,948	$381,328,094
PayPal Holdings, Inc.*	2,937,677	245,531,044
Visa, Inc., Class A	1,812,423	375,461,549

		1,002,320,687

Diagnostics & Research — 3.5%
Illumina, Inc.*	1,189,989	272,293,283

Drug Manufacturers - Specialty & Generic — 2.6%
Zoetis, Inc.	1,361,397	205,271,440

Entertainment — 6.4%
Netflix, Inc.*	1,705,558	497,818,269

Footwear & Accessories — 1.9%
NIKE, Inc., Class B	1,615,303	149,706,282

Healthcare Plans — 4.6%
UnitedHealth Group, Inc.	648,699	360,125,250

Information Technology Services — 6.9%
Accenture PLC, Class A	1,160,973	329,600,235
Gartner, Inc.*	710,469	214,504,800

		544,105,035

Internet Content & Information — 12.0%
Airbnb, Inc., Class A*	2,878,989	307,792,714
Alphabet, Inc., Class C*	6,714,740	635,617,288

		943,410,002

Internet Retail — 11.5%
Amazon.com, Inc.*	8,805,120	901,996,493

Medical Devices — 4.8%
Abbott Laboratories	3,138,149	310,488,462
Align Technology, Inc.*	341,660	66,384,538

		376,873,000

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 17.0%
Autodesk, Inc.*	1,742,750	$373,471,325
DocuSign, Inc.*	2,118,911	102,343,401
Salesforce, Inc.*	2,623,032	426,478,773
ServiceNow, Inc.*	1,020,450	429,344,133

		1,331,637,632

Software Infrastructure — 11.9%
Adobe, Inc.*	1,440,349	458,751,157
Microsoft Corp.	2,026,796	470,480,155

		929,231,312

TOTAL COMMON STOCKS (Cost $6,537,586,687)		7,514,788,685

TOTAL INVESTMENTS - 95.9% (Cost $6,537,586,687)		7,514,788,685
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		323,906,181

NET ASSETS - 100.0%		$7,838,694,866

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

PLC     Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	25.7%	$111,032,127
Information Technology Services	20.4	88,449,458
Health Care Equipment & Supplies	10.9	47,044,390
Life Sciences Tools & Services	8.2	35,508,106
Interactive Media & Services	6.5	28,069,530
Internet & Direct Marketing Retail	4.9	21,263,471
Textiles, Apparel & Luxury Goods	4.9	21,090,802
Insurance.	4.9	21,066,149
Food Products	3.9	17,023,448
Personal Products	2.9	12,484,780
Biotechnology	2.5	11,010,704

Total Common Stocks	95.7	414,042,965

Other Assets in Excess of Liabilities	4.3	18,570,908

NET ASSETS	100.0%	$432,613,873

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 95.7%
Australia — 2.5%
CSL Ltd.	61,507	$11,010,704

France — 4.9%
L’Oreal SA	27,451	8,619,734
LVMH Moet Hennessy Louis Vuitton SE	20,034	12,641,352

		21,261,086

Germany — 8.6%
SAP SE	206,563	19,882,283
Siemens Healthineers AG(a)	375,172	17,187,598

		37,069,881

Ireland — 10.2%
Accenture PLC, Class A	59,307	16,837,257
ICON PLC*	137,146	27,132,965

		43,970,222

Switzerland — 3.9%
Nestle SA, Registered Shares	156,381	17,023,448

United States — 65.6%
Abbott Laboratories	221,694	21,934,404
Adobe, Inc.*	75,636	24,090,066
Align Technology, Inc.*	40,774	7,922,388
Alphabet, Inc., Class C*	296,530	28,069,530
Amazon.com, Inc.*	207,570	21,263,471
Aon PLC, Class A	74,838	21,066,149
Autodesk, Inc.*	103,789	22,241,983
Automatic Data Processing, Inc.	77,138	18,644,255
Estee Lauder Cos., Inc. (The), Class A	19,278	3,865,046
Mastercard, Inc., Class A	65,957	21,645,768
Microsoft Corp.	154,188	35,791,660

	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
NIKE, Inc., Class B	91,168	$8,449,450
ServiceNow, Inc.*	21,453	9,026,135
Thermo Fisher Scientific, Inc	16,295	8,375,141
Visa, Inc., Class A	151,198	31,322,178

		283,707,624

TOTAL COMMON STOCKS (Cost $393,820,092)		414,042,965

TOTAL INVESTMENTS - 95.7% (Cost $393,820,092)		414,042,965
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		18,570,908

NET ASSETS - 100.0%		$432,613,873

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, this security amounted to $17,187,598 or 3.97% of net assets. This security has been determined by the Adviser to be a liquid security.

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC     Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	15.7%	$33,694,280
Information Technology Services	12.2	26,265,057
Health Care Equipment & Supplies	11.0	23,901,263
Insurance	10.6	22,879,507
Life Sciences Tools & Services	9.9	21,441,701
Textiles, Apparel & Luxury Goods	8.6	18,477,527
Hotels, Restaurants & Leisure	5.6	12,159,961
Personal Products	3.5	7,694,059
Semiconductors & Semiconductor Equipment	3.4	7,284,924
Professional Services	3.2	6,994,546
Biotechnology	2.8	6,127,341
Internet & Direct Marketing Retail	2.7	5,821,760
Trading Companies & Distributors	2.6	5,570,856
Banks	2.1	4,485,573

Total Common Stocks	93.9	202,798,355

Other Assets in Excess of Liabilities	6.1	13,099,056

NET ASSETS	100.0%	$215,897,411

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 93.9%
Australia — 2.8%
CSL Ltd.	34,228	$6,127,341

Canada — 2.3%
Shopify, Inc., Class A*	146,192	5,004,152

France — 6.6%
Dassault Systemes SE	56,793	1,903,632
Kering SA	10,928	5,004,601
LVMH Moet Hennessy Louis Vuitton SE	11,566	7,298,087

		14,206,320

Germany — 14.5%
adidas AG	63,257	6,174,839
SAP SE	122,577	11,798,389
Siemens Healthineers AG(a)	289,656	13,269,889

		31,243,117

India — 2.1%
HDFC Bank Ltd.	247,160	4,485,573

Ireland — 22.9%
Accenture PLC, Class A	36,940	10,487,266
Experian PLC	219,366	6,994,546
ICON PLC*	108,379	21,441,701
Medtronic PLC	121,724	10,631,374

		49,554,887

Netherlands — 3.4%
ASML Holding NV	15,530	7,284,924

Spain — 2.8%
Amadeus IT Group SA*	115,512	6,024,563

Sweden — 5.6%
Evolution AB(a)	130,356	12,159,961

Switzerland — 2.2%
Temenos AG, Registered Shares	79,361	4,726,646

United Kingdom — 13.2%
Bunzl PLC	170,961	5,570,856

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Sage Group PLC (The)	1,831,564	$15,265,613
Unilever PLC	169,270	7,694,059

		28,530,528

United States — 10.6%
Aon PLC, Class A	81,280	22,879,507

Uruguay — 4.9%
Globant SA*	25,170	4,749,076
MercadoLibre, Inc.*	6,457	5,821,760

		10,570,836

TOTAL COMMON STOCKS (Cost $210,108,800)		202,798,355

TOTAL INVESTMENTS - 93.9% (Cost $210,108,800)		202,798,355
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		13,099,056

NET ASSETS - 100.0%		$215,897,411

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, these securities amounted to $25,429,850 or 11.78% of net assets. These securities have been determined by the Adviser to be liquid securities.

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC     Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software Application	25.4%	$24,231,303
Software Infrastructure	15.2	14,461,939
Health Information Services	8.1	7,750,929
Auto Parts	6.0	5,768,407
Specialty Retail	6.0	5,674,922
Restaurants	5.8	5,578,813
Internet Retail	5.4	5,111,703
Capital Markets	5.3	5,064,355
Insurance - Diversified	4.0	3,833,116
Medical Instruments & Supplies	3.9	3,763,817
Medical Care Facilities	3.9	3,759,352
Leisure	3.3	3,181,085
Asset Management	3.2	3,002,784
Industrial Distribution	2.0	1,891,230
Household & Personal Products	1.2	1,149,728
Semiconductors	0.6	540,656

Total Common Stocks	99.3	94,764,139

Other Assets in Excess of Liabilities	0.7	660,069

NET ASSETS	100.0%	$95,424,208

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 99.3%
Asset Management — 3.2%
Hamilton Lane, Inc., Class A	50,197	$3,002,784

Auto Parts — 6.0%
Fox Factory Holding Corp.*	65,662	5,768,407

Capital Markets — 5.3%
Houlihan Lokey, Inc.	56,699	5,064,355

Health Information Services — 8.1%
Doximity, Inc., Class A*	82,295	2,178,349
Progyny, Inc.*	125,311	5,572,580

		7,750,929

Household & Personal Products — 1.2%
Helen of Troy Ltd.*	12,151	1,149,728

Industrial Distribution — 2.0%
SiteOne Landscape Supply, Inc.*	16,322	1,891,230

Insurance - Diversified — 4.0%
Goosehead Insurance, Inc., Class A*	92,342	3,833,116

Internet Retail — 5.4%
Farfetch Ltd., Class A*	194,648	1,650,615
Revolve Group, Inc.*	144,212	3,461,088

		5,111,703

Leisure — 3.3%
YETI Holdings, Inc.*	99,161	3,181,085

Medical Care Facilities — 3.9%
AMN Healthcare Services, Inc.*	29,955	3,759,352

Medical Instruments & Supplies — 3.9%
Azenta, Inc.	33,261	1,476,788
Warby Parker, Inc., Class A*	142,494	2,287,029

		3,763,817

Restaurants — 5.8%
Wingstop, Inc.	35,222	5,578,813

Semiconductors — 0.6%
SiTime Corp.*	6,020	540,656

Software Application — 25.4%
Alarm.com Holdings, Inc.*	63,572	3,740,576

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	29,942	$3,753,829
Blackline, Inc.*	63,576	3,560,256
Bumble, Inc., Class A*	134,264	3,410,306
Duck Creek Technologies, Inc.*	213,944	2,554,491
Globant SA*	23,810	4,492,471
Olo, Inc., Class A*	308,669	2,719,374

		24,231,303

Software Infrastructure — 15.2%
Altair Engineering, Inc., Class A*	58,906	2,889,339
Endava PLC, SP ADR*	24,425	1,862,162
Euronet Worldwide, Inc.*	34,982	2,938,838
Qualys, Inc.*	47,500	6,771,600

		14,461,939

Specialty Retail — 6.0%
Five Below, Inc.*	30,310	4,435,869
Olaplex Holdings, Inc.*	281,603	1,239,053

		5,674,922

TOTAL COMMON STOCKS (Cost $104,655,253)		94,764,139

TOTAL INVESTMENTS - 99.3% (Cost $104,655,253)		94,764,139
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		660,069

NET ASSETS - 100.0%		$95,424,208

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Information Technology Services	19.1%	$3,201,903
Software	17.3	2,901,682
Specialty Retail	10.2	1,709,944
Interactive Media & Services	7.8	1,300,832
Capital Markets	7.0	1,168,033
Real Estate Management & Development	6.1	1,032,460
Life Sciences Tools & Services	5.3	887,214
Health Care Technology	5.1	846,226
Beverages	4.5	748,044
Health Care Providers & Services	2.7	461,303
Pharmaceuticals	2.6	441,073
Entertainment	2.5	425,905
Semiconductors & Semiconductor Equipment	2.4	400,184
Health Care Equipment & Supplies	1.9	326,768
Leisure Products	1.5	258,433
Professional Services	1.3	224,113

Total Common Stocks	97.3	16,334,117

Other Assets in Excess of Liabilities	2.7	453,839

NET ASSETS	100.0%	$16,787,956

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 97.3%
Australia — 5.5%
Cochlear Ltd.	2,558	$326,768
Pro Medicus Ltd.	9,802	349,220
Technology One Ltd.	32,185	247,600

		923,588

Canada — 13.4%
Altus Group Ltd.	21,875	777,311
FirstService Corp.	2,041	255,149
Kinaxis, Inc.*	6,897	736,149
TMX Group Ltd.	4,948	475,714

		2,244,323

Denmark — 2.8%
Netcompany Group A/S(a)*	13,876	475,732

Finland — 5.0%
Musti Group Oyj	44,277	831,834

Germany — 10.7%
CompuGroup Medical SE & Co. KgaA	15,731	497,006
CTS Eventim AG & Co. KGaA*	8,922	425,905
MYT Netherlands Parent BV, ADR*	76,825	878,110

		1,801,021

Ireland — 4.5%
Keywords Studios PLC	27,465	759,492

Italy — 2.7%
Amplifon SpA	18,568	461,303

Japan — 6.1%
Benefit One, Inc.	16,200	224,113
Kakaku.com, Inc.	47,100	796,602

		1,020,715

Luxembourg — 2.0%
Eurofins Scientific SE	5,218	334,029

Netherlands — 5.5%
Euronext NV(a)	10,908	692,319
Topicus.com, Inc., Sub-Voting Shares*	4,596	238,512

		930,831

South Korea — 4.0%
Douzone Bizon Co. Ltd.	12,420	265,457
Koh Young Technology, Inc.	47,841	400,184

		665,641

Sweden — 1.5%
Thule Group AB (The)(a)	13,118	258,433

	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — 6.8%
Tecan Group AG, Registered Shares	1,508	$553,185
Temenos AG, Registered Shares	9,740	580,103

		1,133,288

United Kingdom — 22.7%
Auto Trader Group PLC(a)	84,238	504,230
Dechra Pharmaceuticals PLC	14,672	441,073
Endava PLC, SP ADR*	13,341	1,017,118
Fevertree Drinks PLC	68,429	748,044
GB Group PLC	82,040	358,129
Kin & Carta PLC*	299,990	741,328

		3,809,922

Uruguay — 4.1%
Globant SA*	3,625	683,965

TOTAL COMMON STOCKS (Cost $21,493,689)		16,334,117

TOTAL INVESTMENTS - 97.3% (Cost $21,493,689)		16,334,117
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		453,839

NET ASSETS - 100.0%		$16,787,956

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, these securities amounted to $1,930,714 or 11.50% of net assets. These securities have been determined by the Adviser to be liquid securities.

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Textiles, Apparel & Luxury Goods	14.5%	$2,143,915
Specialty Retail	11.7	1,724,944
Internet & Direct Marketing Retail	11.4	1,690,203
Food Products	8.3	1,233,913
Banks	7.2	1,065,133
Entertainment	6.7	982,858
Beverages	5.5	805,949
Software	5.4	799,086
Interactive Media & Services	4.1	602,274
Hotels Restaurants & Leisure	4.0	591,096
Automobiles	3.5	522,621
Food & Staples Retailing	3.5	511,094
Semiconductors & Semiconductor Equipment	1.9	288,533
Airlines	1.9	279,933
Insurance	1.9	273,734
Household Durables	1.6	233,892
Personal Products	1.3	190,223

Total Common Stocks	94.4	13,939,401

Other Assets in Excess of Liabilities	5.6	822,835

NET ASSETS	100.0%	$14,762,236

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 94.4%
Brazil — 3.5%
Raia Drogasil SA	99,700	$511,094

Cambodia — 4.0%
NagaCorp Ltd.*	1,296,165	591,096

China — 23.5%
Alibaba Group Holding Ltd.*	47,400	368,531
ANTA Sports Products Ltd.	48,000	421,998
Autohome, Inc., Class A	89,980	601,663
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	444,467
NetEase, Inc.	30,400	337,296
Tencent Music Entertainment Group, ADR*	178,826	645,562
Tingyi Cayman Islands Holding Corp.	270,000	422,036
Zhejiang Supor Co. Ltd., Class A	42,605	233,892

		3,475,445

India — 19.7%
Bajaj Auto Ltd.	11,770	522,621
Colgate-Palmolive India Ltd.	9,640	190,223
HDFC Bank Ltd.	58,690	1,065,133
Titan Co. Ltd.	24,580	820,187
United Spirits Ltd.*	28,370	307,351

		2,905,515

Mexico — 3.4%
Fomento Economico Mexicano SAB de CV	69,500	498,598

Netherlands — 3.2%
Prosus NV	10,980	474,794

Russia — 0.0%
VK Co. Ltd., GDR(a)(b)*	34,180	342
Yandex NV, Class A(a)(b)*	26,923	269

		611

Singapore — 5.4%
Karooooo Ltd.	32,736	799,086

South Africa — 4.8%
Discovery Ltd.*	41,850	273,734
Mr Price Group Ltd.	44,740	430,612

		704,346

Switzerland — 1.9%
Wizz Air Holdings PLC(c)*	14,280	279,933

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 4.2%
momo.com, Inc.	22,800	$340,168
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	288,533

		628,701

Thailand — 1.4%
Home Product Center PCL	533,500	205,013

Uruguay — 3.4%
MercadoLibre, Inc.*	562	506,710

Vietnam — 16.0%
Mobile World Investment Corp.	525,000	1,089,319
Phu Nhuan Jewelry JSC	217,300	901,730
Vietnam Dairy Products JSC	116,400	367,410

		2,358,459

TOTAL COMMON STOCKS (Cost $23,391,618)		13,939,401

TOTAL INVESTMENTS - 94.4% (Cost $23,391,618)		13,939,401
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		822,835

NET ASSETS - 100.0%		$14,762,236

(a)	Security is deemed illiquid at October 31, 2022.
(b)	Securities are fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, this security amounted to $279,933 or 1.90% of net assets. This security has been determined by the Adviser to be a liquid security.

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software Application	36.2%	$7,107,597
Internet Retail	8.4	1,639,355
Specialty Retail	6.3	1,243,841
Health Information Services	6.3	1,233,079
Auto Parts	4.8	937,096
Capital Markets	4.6	910,171
Software Infrastructure	4.5	872,744
Auto & Truck Dealerships	4.0	777,190
Insurance - Diversified	3.6	710,319
Restaurants	3.0	586,043
Building Products & Equipment	2.9	575,253
Asset Management	2.8	558,240
Home Improvement Retail	2.8	539,196
Leisure	2.4	478,120
Diagnostics & Research	2.2	431,504
Medical Instruments & Supplies	2.2	425,149

Total Common Stocks	97.0	19,024,897

Other Assets in Excess of Liabilities	3.0	589,998

NET ASSETS	100.0%	$19,614,895

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 97.0%
Asset Management — 2.8%
Hamilton Lane, Inc., Class A	9,332	$558,240

Auto & Truck Dealerships — 4.0%
Copart, Inc.*	6,757	777,190

Auto Parts — 4.8%
Fox Factory Holding Corp.*	10,667	937,096

Building Products & Equipment — 2.9%
Trex Co., Inc.*	11,962	575,253

Capital Markets — 4.6%
Houlihan Lokey, Inc	10,190	910,171

Diagnostics & Research — 2.2%
Charles River Laboratories International, Inc.*	2,033	431,504

Health Information Services — 6.3%
Doximity, Inc., Class A*	16,038	424,526
Progyny, Inc.*	18,182	808,553

		1,233,079

Home Improvement Retail — 2.8%
Floor & Decor Holdings, Inc., Class A*	7,349	539,196

Insurance - Diversified — 3.6%
Goosehead Insurance, Inc., Class A*	17,112	710,319

Internet Retail — 8.4%
Etsy, Inc.*	6,440	604,780
Farfetch Ltd., Class A*	50,514	428,359
Revolve Group, Inc.*	25,259	606,216

		1,639,355

Leisure — 2.4%
YETI Holdings, Inc.*	14,904	478,120

Medical Instruments & Supplies — 2.2%
Warby Parker, Inc., Class A*	26,489	425,149

Restaurants — 3.0%
Wingstop, Inc.	3,700	586,043

Software Application — 36.2%
Alarm.com Holdings, Inc.*	10,401	611,995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Aspen Technology, Inc.*	3,057	$738,113
Bumble, Inc., Class A*	15,708	398,983
Duck Creek Technologies, Inc.*	36,464	435,380
Dynatrace, Inc.*	27,935	984,429
Globant SA*	5,416	1,021,891
Olo, Inc., Class A*	48,752	429,505
Paycom Software, Inc.*	3,169	1,096,474
Trade Desk, Inc. (The), Class A*	14,427	768,093
Tyler Technologies, Inc.*	1,926	622,734

		7,107,597

Software Infrastructure — 4.5%
Endava PLC, SP ADR*	6,546	499,067
Euronet Worldwide, Inc.*	4,448	373,677

		872,744

Specialty Retail — 6.3%
Five Below, Inc.*	5,251	768,484
RH*	1,872	475,357

		1,243,841

TOTAL COMMON STOCKS (Cost $25,185,180)		19,024,897

TOTAL INVESTMENTS - 97.0% (Cost $25,185,180)		19,024,897
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		589,998

NET ASSETS - 100.0%		$19,614,895

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL SMID COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	26.0%	$1,937,481
Specialty Retail	11.4	848,116
Information Technology Services	11.3	839,357
Life Sciences Tools & Services	9.7	721,089
Capital Markets	7.2	536,360
Real Estate Management & Development	4.4	331,991
Internet & Direct Marketing Retail	3.8	283,032
Health Care Technology	3.6	270,981
Interactive Media & Services	3.0	221,560
Entertainment	2.5	184,311
Insurance	2.5	183,682
Semiconductors & Semiconductor Equipment	2.5	183,023
Beverages	2.1	159,788
Leisure Products	2.1	159,277
Health Care Equipment & Supplies	1.9	144,606
Professional Services	1.7	126,859
Pharmaceuticals	1.7	124,759

Total Common Stocks	97.4	7,256,272

Other Assets in Excess of Liabilities	2.6	194,017

NET ASSETS	100.0%	$7,450,289

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL SMID COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 97.4%
Australia — 3.4%
Cochlear Ltd.	1,132	$144,606
Pro Medicus Ltd.	3,180	113,295

		257,901

Canada — 10.8%
Altus Group Ltd.	6,159	218,855
FirstService Corp.	905	113,136
Kinaxis, Inc.*	2,499	266,730
TMX Group Ltd.	2,179	209,495

		808,216

Denmark — 3.0%
Netcompany Group A/S(a)*	6,560	224,906

Finland — 2.7%
Musti Group Oyj	10,616	199,443

Germany — 4.6%
CompuGroup Medical SE & Co. KgaA	4,991	157,686
CTS Eventim AG & Co. KGaA*	3,861	184,311

		341,997

Ireland — 3.6%
Keywords Studios PLC	9,622	266,078

Japan — 4.7%
Benefit One, Inc.	9,170	126,859
Kakaku.com, Inc.	13,100	221,560

		348,419

Luxembourg — 2.0%
Eurofins Scientific SE	2,316	148,258

Netherlands — 5.8%
Euronext NV(a)	5,150	326,865
Topicus.com, Inc., Sub-Voting Shares*	1,997	103,635

		430,500

South Korea — 4.0%
Douzone Bizon Co. Ltd.	5,370	114,775
Koh Young Technology, Inc.	21,880	183,023

		297,798

Switzerland — 8.6%
Tecan Group AG, Registered Shares	1,151	422,226
Temenos AG, Registered Shares	3,628	216,079

		638,305

United Kingdom — 7.9%
Dechra Pharmaceuticals PLC	4,150	124,759

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Endava PLC, SP ADR*	4,020	$306,485
Fevertree Drinks PLC	14,617	159,788

		591,032

United States — 32.7%
Azenta, Inc.	3,392	150,605
Dynatrace, Inc.*	6,685	235,579
Fair Isaac Corp.*	258	123,541
Five Below, Inc.*	2,046	299,432
Floor & Decor Holdings, Inc., Class A*	4,760	349,241
Goosehead Insurance, Inc., Class A*	4,425	183,682
Paycom Software, Inc.*	1,444	499,624
Revolve Group, Inc.*	11,793	283,032
Tyler Technologies, Inc.*	472	152,612
YETI Holdings, Inc.*	4,965	159,277

		2,436,625

Uruguay — 3.6%
Globant SA*	1,414	266,794

TOTAL COMMON STOCKS (Cost $9,888,153)		7,256,272

TOTAL INVESTMENTS - 97.4% (Cost $9,888,153)		7,256,272
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		194,017

NET ASSETS - 100.0%		$7,450,289

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, these securities amounted to $551,771 or 7.41% of net assets. These securities have been determined by the Adviser to be liquid securities.

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN BANK LOAN FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
CORPORATE BONDS:
Materials	5.6%	$282,877
Insurance	2.9	145,017
Consumer Staple Products	1.5	75,312
Financial Services	1.3	63,984
Consumer Discretionary Products	0.7	35,966
Industrial Products	0.7	32,592
SENIOR LOANS:
Health Care	16.7	835,141
Industrial Services	11.3	564,336
Media	10.4	521,847
Retail & Wholesale - Discretionary	7.8	391,366
Software & Technology Services	7.5	375,582
Materials	7.2	360,980
Consumer Discretionary Services	5.9	292,846
Insurance	5.2	261,494
Consumer Discretionary Products	5.1	256,536
Financial Services	2.6	127,159
Technology Hardware & Semiconductors	2.4	121,528
Industrial Products	2.1	106,804
Consumer Staple Products	2.0	100,708
Other Assets in Excess of Liabilities	1.1	57,184

NET ASSETS	100.0%	$5,009,259

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).

The accompanying notes are an integral part of the financial statements.

POLEN BANK LOAN FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Par Value	Value
SENIOR LOANS†(a) — 86.2%
Consumer Discretionary Products — 5.1%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 7.504% (LIBOR +375 bps), 10/4/28	$94,762	$86,403
Truck Hero, Inc., Initial Term Loan, 7.254% (LIBOR +350 bps), 1/31/28	94,759	81,931
Wheel Pros, Inc., First Lien Initial Term Loan, 8.825% (LIBOR +450 bps ), 5/11/28	119,698	88,202

		256,536

Consumer Discretionary Services — 5.9%
KUEHG Corp., First Lien Term B-3 Loan, 7.504% (LIBOR +375 bps ), 2/21/25	119,688	114,967
KUEHG Corp., Second Lien Initial Term Loan, 12.004% (LIBOR +825 bps ), 8/22/25	50,000	48,786
Learning Care Group U.S. No.2, Inc., First Lien Initial Term Loan, 7.665% (LIBOR +325 bps ), 3/13/25	134,648	129,093

		292,846

Consumer Staple Products — 2.0%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 6.82% (LIBOR +375 bps ), 12/22/26	54,860	52,033
Naked Juice, LLC, Second Lien Initial Term Loan, 9.653% (SOFR +610 bps ), 1/24/30	55,000	48,675

		100,708

Financial Services — 2.6%
Zest Acquisition Corp., First Lien Initial Term Loan, 3/14/25(b)	134,679	127,159

Health Care — 16.7%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 7/17/28(b)	37,236	37,090
Aveanna Healthcare, LLC, Initial Term Loan, 10.572% (LIBOR +700 bps ), 12/10/29	85,000	59,500
Cano Health, LLC, Converted 2022 Replacement Term Loan, 7.829% (SOFR +400 bps), 11/23/27	79,799	68,487

	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
CVET Midco 2 LP, Initial Term Loan, 8.784% (SOFR +500 bps), 10/13/29	$95,000	$89,537
EyeCare Partners, LLC, Amendment No. 1 Term Loan, 7.424% (LIBOR +375 bps), 11/15/28	54,862	48,279
EyeCare Partners, LLC, Amendment No. 2 First Lien Term Loans, 7.621% (SOFR +450 bps), 11/15/28	15,000	14,025
EyeCare Partners, LLC, Second Lien Initial Term Loan, 10.424% (LIBOR +675 bps), 11/15/29	90,000	81,300
LifePoint Health, Inc., First Lien Term B Loan, 8.165% (LIBOR +375 bps), 11/16/25	25,000	22,188
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 7.424% (LIBOR +375 bps), 11/30/27	119,696	115,975
RXB Holdings, Inc., First Lien Initial Term Loan, 6.609% (LIBOR +450 bps), 12/20/27	104,735	99,760
Sharp Midco, LLC, First Lien Initial Term Loan, 7.674% (LIBOR +400 bps), 12/29/28	104,737	101,071
Summit Behavioral Healthcare, LLC, Initial Term Loan, 7.73% (LIBOR +475 bps), 11/24/28	104,737	97,929

		835,141

Industrial Products — 2.1%
SPX Flow, Inc., Term Loan, 8.329% (SOFR +373 bps), 4/5/29	45,000	42,678
Titan Acquisition Ltd., Initial Term Loan, 5.877% (LIBOR +300 bps), 3/28/25	69,817	64,126

		106,804

Industrial Services — 11.3%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 8.343% (SOFR +450 bps), 3/17/28	49,874	46,258
Brand Industrial Services, Inc., Initial Term Loan, 8.034% (LIBOR +425 bps), 6/21/24	54,855	47,659

The accompanying notes are an integral part of the financial statements.

POLEN BANK LOAN FUND

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Infinite Bidco, LLC, First Lien Term Loan, 6.924% (LIBOR +325 bps), 3/2/28	$54,861	$51,615
Infinite Bidco, LLC, Second Lien Initial Term Loan, 10.674% (LIBOR +700 bps), 3/2/29	50,000	46,500
KKR Apple Bidco, LLC, Second Lien Term Loan, 9/21/29(b)	140,000	134,575
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 7.627% (SOFR +400 bps), 9/22/28	45,000	44,662
LaserShip, Inc., First Lien Initial Term Loan, 7.377% (LIBOR +450 bps), 5/7/28	84,786	67,829
PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.004% (LIBOR +425 bps), 12/15/28	94,761	73,668
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 7.754% (LIBOR +400 bps), 7/7/28	54,862	51,570

		564,336

Insurance — 5.2%
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 7.004% (LIBOR +325 bps), 5/9/25	64,831	63,063
Asurion, LLC, New B-8 Term Loan, 7.004% (LIBOR +325 bps), 12/23/26	9,975	8,888
Asurion, LLC, New B-9 Term Loan, 7.004% (LIBOR +325 bps), 7/31/27	9,975	8,821
Asurion, LLC, New B-4 Term Loan, 9.004% (LIBOR +525 bps), 1/20/29	145,000	101,742
USI, Inc., Term Loan B, 6.424% (LIBOR +275 bps), 5/16/24	79,790	78,980

		261,494

Materials — 7.2%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 7.576% (LIBOR +400 bps), 11/24/27	94,761	89,253

	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Clydesdale Acquisition Holdings, Inc., Term B Loan, 8.004% (SOFR +418 bps), 4/13/29	$34,913	$33,685
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 7.254% (LIBOR +350 bps), 10/2/28(c)	66,389	72,862
Oscar AcquisitionCo., LLC, Term B Loan, 8.153% (SOFR +460 bps), 4/29/29	55,000	50,094
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 8.415% (LIBOR +400 bps), 3/16/27	14,954	14,122
Trident TPI Holdings, Inc., Tranche B-4 Initial Term Loans, 9/15/28(b)	105,000	100,964

		360,980

Media — 10.4%
ABG Intermediate Holdings 2, LLC, Initial Term Loan, 9.829% (SOFR +600 bps), 12/20/29	55,000	51,219
Arches Buyer, Inc., Refinancing Term Loan, 7.004% (LIBOR +325 bps), 12/6/27	55,000	48,887
Clear Channel Outdoor Holdings, Inc., Term B Loan, 7.915% (LIBOR +350 bps), 8/21/26	84,781	77,883
Getty Images, Inc., Initial Dollar Term Loan, 7.625% (LIBOR +450 bps), 2/19/26	12,563	12,510
MH Sub I, LLC, 2020 June New Term Loan, 7.504% (LIBOR +375 bps), 9/13/24	14,962	14,448
MH Sub I, LLC, Second Lien Term Loan, 9.979% (SOFR +625 bps), 2/23/29	145,000	133,581
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 7.004% (LIBOR +325 bps), 9/25/26	14,962	13,737
Ten-X, LLC, First Lien Term Loan, 7.754% (LIBOR +400 bps), 9/27/24	184,516	169,582

		521,847

Retail & Wholesale - Discretionary — 7.8%
CNT Holdings I Corp., Second Lien Initial Term Loan, 11/6/28(b)	170,000	162,350

The accompanying notes are an integral part of the financial statements.

POLEN BANK LOAN FUND

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan, 7.75% (SOFR +400 bps), 5/4/28	$14,962	$14,141
Medical Solutions Holdings, Inc., Initial Term Loan, 11/1/28(b)	79,832	77,188
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 11/1/28(b)	25,654	24,804
SRS Distribution, Inc., 2021 Refinancing Term Loan, 7.254% (LIBOR +350 bps), 6/2/28	24,874	23,174
White Cap Buyer, LLC, Initial Closing Date Term Loan, 10/19/27(b)	94,524	89,709

		391,366

Software & Technology Services — 7.5%
Cloudera, Inc., Term Loan, 7.504% (LIBOR +375 bps), 10/8/28	64,674	60,228
Cloudera, Inc., Second Lien Term Loan, 9.754% (LIBOR +600 bps), 10/8/29	40,000	33,300
Dun & Bradstreet Corp. (The), Term Loan B, 6.846% (LIBOR +325 bps), 2/6/26	53,371	52,637
GI Consilio Parent, LLC, First Lien Initial Term Loan, 7.754% (LIBOR +400 bps), 5/12/28	109,723	102,637
Presidio Holdings, Inc., Term Loan, 7.92% (LIBOR +350 bps), 1/22/27	49,872	48,999
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 7.504% (LIBOR +375 bps), 5/4/26	79,794	77,781

		375,582

Technology Hardware & Semiconductors — 2.4%
Altar Bidco, Inc., Second Lien Initial Term Loan, 7.355% (SOFR +560 bps), 2/1/30	80,000	69,100
Viasat, Inc., Initial Term Loan, 8.343% (SOFR +461 bps), 11/30/22	54,863	52,428

		121,528

TOTAL SENIOR LOANS (Cost $4,393,866)		4,316,327

	Par Value	Value
CORPORATE BONDS† — 12.7%
Consumer Discretionary Products — 0.7%
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	$50,000	$35,966

Consumer Staple Products — 1.5%
Simmons Foods, Inc., 4.625%, 3/1/29(d)	90,000	75,312

Financial Services — 1.3%
NFP Corp., 6.875%, 8/15/28(d)	75,000	63,984

Industrial Products — 0.7%
Titan Acquisition Ltd., 7.75%, 4/15/26(d)	40,000	32,592

Insurance — 2.9%
GTCR AP Finance, Inc., 8.00%, 5/15/27(d)	95,000	90,603
HUB International Ltd., 7.00%, 5/1/26(d)	55,000	54,414

		145,017

Materials — 5.6%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	150,000	136,638
Century Aluminum Co., 7.50%, 4/1/28(d)	170,000	146,239

		282,877

TOTAL CORPORATE BONDS (Cost $643,395)		635,748

TOTAL INVESTMENTS - 98.9% (Cost $5,037,261)		4,952,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		57,184

NET ASSETS - 100.0%		$5,009,259

(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2022.
(b)	All or a portion of this Senior Loan will settle after October 31, 2022, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	All or a portion of this senior loan position is unfunded as of October 31, 2022. The interest rate for fully unfunded terms loans is to be determined (Note 1).

The accompanying notes are an integral part of the financial statements.

POLEN BANK LOAN FUND

Portfolio of Investments (Concluded)

October 31, 2022

(Unaudited)

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, these securities amounted to $635,748 or 12.69% of net assets. These securities have been determined by the Adviser to be liquid securities.

†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.

POLEN UPPER TIER HIGH YIELD FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
CORPORATE BONDS:
Oil & Gas	13.9%	$283,444
Media	12.9	263,617
Industrial Services	11.1	226,695
Real Estate	7.8	158,675
Materials	7.3	147,851
Health Care	5.9	119,568
Retail & Wholesale - Discretionary	4.2	86,174
Consumer Discretionary Products	4.1	83,359
Software & Technology Services	3.6	73,131
Technology Hardware & Semiconductors	3.1	63,841
Industrial Products	3.1	63,491
Telecommunications	2.9	59,861
Consumer Discretionary Services	2.9	58,199
Consumer Staple Products	2.4	48,392
SENIOR LOANS:
Media	2.5	51,231
Insurance	1.5	31,575
Health Care	1.4	27,725
Financial Services	0.9	18,838
Industrial Products	0.9	18,645
Consumer Discretionary Products	0.9	17,719
Industrial Services	0.8	16,533
Software & Technology Services	0.5	9,331
Retail & Wholesale - Discretionary	0.5	9,293
Materials	0.4	9,108
Other Assets in Excess of Liabilities	4.5	92,762

NET ASSETS	100.0%	$2,039,058

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).

The accompanying notes are an integral part of the financial statements.

POLEN UPPER TIER HIGH YIELD FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Par Value	Value
CORPORATE BONDS† — 85.2%
Consumer Discretionary Products — 4.1%
Griffon Corp., 5.75%, 3/1/28	$30,000	$27,518
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	16,700
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	15,000	10,790
Thor Industries, Inc., 4.00%, 10/15/29(a)	35,000	28,351

		83,359

Consumer Discretionary Services — 2.9%
1011778 BC ULC, 4.00%, 10/15/30(a)	10,000	8,116
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	18,477
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	31,606

		58,199

Consumer Staple Products — 2.4%
Pilgrim’s Pride Corp., 5.875%, 9/30/27(a)	10,000	9,788
Pilgrim’s Pride Corp., 4.25%, 4/15/31(a)	10,000	8,350
Post Holdings, Inc., 5.50%, 12/15/29(a)	15,000	13,518
Simmons Foods, Inc., 4.625%, 3/1/29(a)	20,000	16,736

		48,392

Health Care — 5.9%
Cano Health, LLC, 6.25%, 10/1/28(a)	10,000	8,046
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	30,000	25,572
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	13,476
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	20,000	17,229
Select Medical Corp., 6.25%, 8/15/26(a)	10,000	9,501
Tenet Healthcare Corp., 5.125%, 11/1/27(a)	20,000	18,471
US Acute Care Solutions, LLC, 6.375%, 3/1/26(a)	30,000	27,273

		119,568

Industrial Products — 3.1%
ATS Automation Tooling Systems, Inc., 4.125%, 12/15/28(a)	25,000	21,409

	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	$15,000	$12,222
TransDigm, Inc., 4.625%, 1/15/29	35,000	29,860

		63,491

Industrial Services — 11.1%
American Airlines, Inc., 11.75%, 7/15/25(a)	20,000	21,900
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	10,000	9,371
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	65,000	59,273
Delta Air Lines, Inc., 3.75%, 10/28/29	20,000	16,483
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	13,126
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	25,388
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	50,000	47,820
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,111
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	15,921
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,302

		226,695

Materials — 7.3%
Arconic Corp., 6.125%, 2/15/28(a)	25,000	23,482
ATI, Inc., 5.125%, 10/1/31	20,000	16,514
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,109
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	38,710
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	15,000	13,992
Ingevity Corp., 3.875%, 11/1/28(a)	20,000	16,914
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	16,071
Rayonier AM Products, Inc., 7.625%, 1/15/26(a)	15,000	13,059

		147,851

Media — 12.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	40,000	34,128
Arches Buyer, Inc., 6.125%, 12/1/28(a)	10,000	7,723
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	25,000	21,187

The accompanying notes are an integral part of the financial statements.

POLEN UPPER TIER HIGH YIELD FUND

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
DISH DBS Corp., 7.375%, 7/1/28	$15,000	$11,440
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	30,000	20,161
Lions Gate Capital Holdings, LLC, 5.50%, 4/15/29(a)	30,000	22,875
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	25,000	20,715
Playtika Holding Corp., 4.25%, 3/15/29(a)	10,000	8,350
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	30,000	27,219
TripAdvisor, Inc., 7.00%, 7/15/25(a)	20,000	19,795
Uber Technologies, Inc., 7.50%, 9/15/27(a)	35,000	34,974
Urban One, Inc., 7.375%, 2/1/28(a)	40,000	35,050

		263,617

Oil & Gas — 13.9%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	33,053
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	18,639
Cheniere Energy Partners LP, 4.00%, 3/1/31	20,000	16,888
DT Midstream, Inc., 4.375%, 6/15/31(a)	25,000	21,220
Harvest Midstream I LP, 7.50%, 9/1/28(a)	45,000	43,427
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,142
Parkland Corp., 4.625%, 5/1/30(a)	25,000	20,858
Southwestern Energy Co., 4.75%, 2/1/32	25,000	21,617
Teine Energy Ltd., 6.875%, 4/15/29(a)	60,000	53,608
Transocean Proteus Ltd., 6.25%, 12/1/24(a)	20,250	19,871
Transocean, Inc., 11.50%, 1/30/27(a)	20,000	20,121

		283,444

Real Estate — 7.8%
Five Point Operating Co. LP, 7.875%, 11/15/25(a)	70,000	57,942
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	25,000	18,851

	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Kennedy-Wilson, Inc., 5.00%, 3/1/31	$40,000	$31,382
Realogy Group, LLC, 5.75%, 1/15/29(a)	70,000	50,500

		158,675

Retail & Wholesale - Discretionary — 4.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	12,028
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	23,734
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	30,263
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	20,149

		86,174

Software & Technology Services — 3.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(a)	35,000	30,456
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	15,000	12,745
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	15,000	13,384
Twilio, Inc., 3.625%, 3/15/29	20,000	16,546

		73,131

Technology Hardware & Semiconductors — 3.1%
CommScope, Inc., 4.75%, 9/1/29(a)	20,000	16,946
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	20,914
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,236
Viasat, Inc., 6.50%, 7/15/28(a)	20,000	16,745

		63,841

Telecommunications — 2.9%
Level 3 Financing, Inc., 4.625%, 9/15/27(a)	25,000	21,767
Level 3 Financing, Inc., 4.25%, 7/1/28(a)	10,000	8,277
Lumen Technologies, Inc., 5.125%, 12/15/26(a)	10,000	8,596
Lumen Technologies, Inc., 4.50%, 1/15/29(a)	15,000	10,617

The accompanying notes are an integral part of the financial statements.

POLEN UPPER TIER HIGH YIELD FUND

Portfolio of Investments (Continued)

October 31, 2022

(Unaudited)

	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — (Continued)
Telesat Canada, 5.625%, 12/6/26(a)	$15,000	$7,103
Telesat Canada, 6.50%, 10/15/27(a)	10,000	3,501

		59,861

TOTAL CORPORATE BONDS (Cost $1,735,099)		1,736,298

SENIOR LOANS†(b) — 10.3%
Consumer Discretionary Products — 0.9%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 7.504% (LIBOR +375 bps), 10/4/28	9,975	9,095
Truck Hero, Inc., Initial Term Loan, 7.254% (LIBOR +350 bps), 1/31/28	9,975	8,624

		17,719

Financial Services — 0.9%
Zest Acquisition Corp., First Lien Initial Term Loan, 3/14/25(c)	19,952	18,838

Health Care — 1.4%
CVET Midco 2 LP, Initial Term Loan, 8.784% (SOFR +500 bps), 10/13/29	20,000	18,850
LifePoint Health, Inc., First Lien Term B Loan, 8.165% (LIBOR +375 bps), 11/16/25	10,000	8,875

		27,725

Industrial Products — 0.9%
SPX Flow, Inc., Term Loan, 8.329% (SOFR +373 bps), 4/5/29	10,000	9,484
Titan Acquisition Ltd., Initial Term Loan, 5.877% (LIBOR +300 bps), 3/28/25	9,974	9,161

		18,645

Industrial Services — 0.8%
Cimpress PLC, Tranche B-1 Term Loan, 7.254% (LIBOR +350 bps), 5/17/28	19,949	16,533

Insurance — 1.5%
Asurion, LLC, New B-4 Term Loan, 9.004% (LIBOR +525 bps), 1/20/29	45,000	31,575

	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 0.4%
Oscar AcquisitionCo., LLC, Term B Loan, 8.153% (SOFR +460 bps), 4/29/29	$10,000	$9,108

Media — 2.5%
Arches Buyer, Inc., Refinancing Term Loan, 7.004% (LIBOR +325 bps), 12/6/27	10,000	8,889
Clear Channel Outdoor Holdings, Inc., Term B Loan, 7.915% (LIBOR +350 bps), 8/21/26	14,961	13,744
MH Sub I, LLC, 2020 June New Term Loan, 7.504% (LIBOR +375 bps), 9/13/24	9,974	9,632
Ten-X, LLC, First Lien Term Loan, 7.754% (LIBOR +400 bps), 9/27/24	9,974	9,167
UPC Financing Partnership, Facility AX, 6.337% (LIBOR +293 bps), 1/31/29	10,000	9,799

		51,231

Retail & Wholesale - Discretionary — 0.5%
SRS Distribution, Inc., 2021 Refinancing Term Loan, 7.254% (LIBOR +350 bps), 6/2/28	9,975	9,293

Software & Technology Services — 0.5%
GI Consilio Parent, LLC, First Lien Initial Term Loan, 7.754% (LIBOR +400 bps), 5/12/28	9,975	9,331

TOTAL SENIOR LOANS (Cost $218,298)		209,998

TOTAL INVESTMENTS - 95.5% (Cost $1,953,397)		1,946,296
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		92,762

NET ASSETS - 100.0%		$2,039,058

The accompanying notes are an integral part of the financial statements.

POLEN UPPER TIER HIGH YIELD FUND

Portfolio of Investments (Concluded)

October 31, 2022

(Unaudited)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2022, these securities amounted to $1,515,581 or 74.33% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2022.
(c)	All or a portion of this Senior Loan will settle after October 31, 2022, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

			Polen
	Polen Growth	Polen Global	International
	Fund	Growth Fund	Growth Fund
Assets
Investments, at value*	$7,514,788,685	$414,042,965	$202,798,355
Cash and cash equivalents	334,249,571	18,983,787	11,240,155
Foreign currency, at value (Cost $—, $— and $256, respectively)	—	—	253
Receivables:
Investments sold	—	—	2,730,026
Capital shares sold	17,031,634	390,495	124,206
Dividends	4,418,328	814,787	506,870
Prepaid expenses and other assets	183,359	6,522	2,959

Total Assets	7,870,671,577	434,238,556	217,402,824

Liabilities
Payables:
Capital shares redeemed	23,686,650	1,073,965	1,168,715
Investment adviser	5,666,526	314,798	130,907
Transfer agent fees	1,964,514	121,424	105,990
Administration and accounting fees	177,975	7,895	4,053
Shareholder reporting fees	153,272	66,305	49,024
Custodian fees	130,770	8,142	12,654
Distribution fees (Investor Class Shares)	55,083	4,461	519
Audit fees	32,999	11,015	10,762
Due to custodian	—	16	—
Deferred foreign capital gains tax	—	—	6,932
Accrued expenses	108,922	16,662	15,857

Total Liabilities	31,976,711	1,624,683	1,505,413

Net Assets	$7,838,694,866	$432,613,873	$215,897,411

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,225,102	$233,291	$176,390
Paid-in capital	6,721,929,652	452,285,365	263,919,007
Total distributable earnings/(loss)	1,114,540,112	(19,904,783)	(48,197,986)

Net Assets	$7,838,694,866	$432,613,873	$215,897,411

Institutional Class Shares:
Net assets	$7,581,965,424	$411,973,892	$213,357,607

Shares outstanding	215,008,277	22,195,372	17,428,841

Net asset value, offering and redemption price per share	$35.26	$18.56	$12.24

Investor Class Shares:
Net assets	$256,729,442	$20,639,981	$2,539,804

Shares outstanding	7,501,933	1,133,747	210,168

Net asset value, offering and redemption price per share	$34.22	$18.21	$12.08

*Investments, at cost	$6,537,586,687	$393,820,092	$210,108,800

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Assets and Liabilities (Continued)

October 31, 2022

(Unaudited)

	Polen U.S. Small Company Growth Fund	Polen International Small Company Growth Fund	Polen Global Emerging Markets Growth Fund
Assets
Investments, at value*	$94,764,139	$16,334,117	$13,939,401
Cash and cash equivalents	1,319,286	881,126	850,805
Foreign currency, at value (Cost $—, $— and $26,586, respectively)	—	—	25,799
Receivables:
Capital shares sold	72,719	5,166	2,173
Dividends and interest	—	20,798	14,010
Prepaid expenses and other assets	20,981	1,054	10,276

Total Assets	96,177,125	17,242,261	14,842,464

Liabilities
Payables:
Capital shares redeemed	603,177	54,344	—
Transfer agent fees	55,202	23,098	15,301
Investment adviser	41,573	2,033	2,192
Shareholder reporting fees	12,725	10,644	10,129
Audit fees	10,350	10,068	10,039
Administration and accounting fees	3,911	3,098	2,061
Distribution fees (Investor Class Shares)	1,313	86	—
Custodian fees	778	8,385	9,016
Due to custodian	—	336,460	—
Deferred foreign capital gains tax	—	—	25,259
Accrued expenses	23,888	6,089	6,231

Total Liabilities	752,917	454,305	80,228

Net Assets	$95,424,208	$16,787,956	$14,762,236

Net Assets Consisted of:
Capital stock, $0.01 par value	$76,902	$17,797	$24,054
Paid-in capital	149,460,210	27,229,245	26,171,673
Total distributable loss	(54,112,904)	(10,459,086)	(11,433,491)

Net Assets	$95,424,208	$16,787,956	$14,762,236

Institutional Class Shares:
Net assets	$84,993,829	$16,364,120	$14,762,236

Shares outstanding	6,845,698	1,734,311	2,405,433

Net asset value, offering and redemption price per share	$12.42	$9.44	$6.14

Investor Class Shares:
Net assets	$6,359,023	$423,836	N/A

Shares outstanding	517,000	45,343	N/A

Net asset value, offering and redemption price per share	$12.30	$9.35	N/A

Class Y Shares:
Net assets	$4,071,356	N/A	N/A

Shares outstanding	327,459	N/A	N/A

Net asset value, offering and redemption price per share	$12.43	N/A	N/A

*Investments, at cost	$104,655,253	$21,493,689	$23,391,618

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Assets and Liabilities (Continued)

October 31, 2022

(Unaudited)

	Polen
	U.S. SMID	Polen Global
	Company Growth	SMID Company	Polen Bank
	Fund	Growth Fund	Loan Fund
Assets
Investments, at value*	$19,024,897	$7,256,272	$4,952,075
Cash and cash equivalents	634,056	229,499	749,923
Receivables:
Investments sold	—	—	50,832
Capital shares sold	1,807	—	—
Dividends and interest	—	4,314	24,321
Investment adviser	12,348	2,883	5,621
Prepaid expenses and other assets	754	885	18,458

Total Assets	19,673,862	7,493,853	5,801,230

Liabilities
Payables:
Investment adviser	17,170	—	—
Shareholder reporting fees	11,822	4,202	196
Audit fees	10,587	9,813	4,050
Transfer agent fees	9,190	4,698	6,001
Administration and accounting fees	2,707	123	777
Custodian fees	1,395	6,348	1,685
Investments purchased	—	—	778,825
Due to custodian	—	14,469	—
Accrued expenses	6,096	3,911	437

Total Liabilities	58,967	43,564	791,971

Net Assets	$19,614,895	$7,450,289	$5,009,259

Net Assets Consisted of:
Capital stock, $0.01 par value	$29,705	$13,663	$5,085
Paid-in capital	29,975,160	10,802,888	5,079,494
Total distributable loss	(10,389,970)	(3,366,262)	(75,320)

Net Assets	$19,614,895	$7,450,289	$5,009,259

Institutional Class Shares:
Net assets	$19,614,895	$7,450,289	$5,009,259

Shares outstanding	2,970,527	1,366,286	508,520

Net asset value, offering and redemption price per share	$6.60	$5.45	$9.85

*Investments, at cost	$25,185,180	$9,888,153	$5,037,261

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Assets and Liabilities (Concluded)

October 31, 2022

(Unaudited)

Polen Upper
Tier High
Yield Fund
Assets
Investments, at value*	$1,946,296
Cash and cash equivalents	70,392
Receivables:
Investments sold	20,182
Interest	29,272
Investment adviser	7,588
Prepaid expenses and other assets	18,368

Total Assets	2,092,098

Liabilities
Payables:
Investments purchased	39,925
Transfer agent fees	6,002
Audit fees	4,050
Custodian fees	1,685
Administration and accounting fees	715
Shareholder reporting fees	162
Accrued expenses	501

Total Liabilities	53,040

Net Assets	$2,039,058

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,047
Paid-in capital	2,045,581
Total distributable loss	(8,570)

Net Assets	$2,039,058

Institutional Class Shares:
Net assets	$2,039,058

Shares outstanding	204,734

Net asset value, offering and redemption price per share	$9.96

*Investments, at cost	$1,953,397

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Operations

For the Six Months Ended October 31, 2022

(Unaudited)

	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$15,963,388	$2,217,100	$1,768,004
Less: foreign taxes withheld	—	(129,577)	(127,418)

Total investment income	15,963,388	2,087,523	1,640,586

Expenses
Advisory fees (Note 2)	37,340,932	2,201,880	1,034,770
Transfer agent fees (Note 2)	4,417,890	262,145	164,935
Administration and accounting fees (Note 2)	461,165	42,079	24,711
Distribution fees (Investor Class) (Note 2)	369,110	30,558	3,721
Trustees’ and officers’ fees (Note 2)	297,950	17,316	9,302
Registration and filing fees	226,039	61,571	56,308
Shareholder reporting fees	205,646	29,695	27,139
Custodian fees (Note 2)	136,939	19,537	29,435
Legal fees	109,796	5,784	4,804
Audit fees	32,999	11,359	10,762
Other expenses	257,801	19,129	16,120

Total expenses before waivers and/or reimbursements	43,856,267	2,701,053	1,382,007

Less: waivers and/or reimbursements (Note 2)	—	—	(39,210)

Net expenses after waivers and/or reimbursements	43,856,267	2,701,053	1,342,797

Net investment income/(loss)	(27,892,879)	(613,530)	297,789

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(395,970,466)	(38,936,571)	(15,361,118)
Net realized gain/(loss) from foreign currency transactions	—	9,252	(18,015)
Net change in unrealized depreciation on investments(a)	(871,342,392)	(24,617,666)	(24,159,073)
Net change in unrealized depreciation on foreign currency translations	—	(27,042)	(26,250)

Net realized and unrealized loss on investments	(1,267,312,858)	(63,572,027)	(39,564,456)

Net decrease in net assets resulting from operations	$(1,295,205,737)	$(64,185,557)	$(39,266,667)

(a)	Change in net unrealized depreciation on investments for the Polen International Growth Fund was net of an increase in deferred foreign capital gains tax of $6,932.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Operations (Continued)

For the Six Months Ended October 31, 2022

(Unaudited)

	Polen U.S. Small Company Growth Fund	Polen International Small Company Growth Fund	Polen Global Emerging Markets Growth Fund
Investment income
Dividends	$143,317	$113,979	$210,297
Less: foreign taxes withheld	—	(18,199)	(18,401)

Total investment income	143,317	95,780	191,896

Expenses
Advisory fees (Note 2)	572,288	98,380	86,840
Transfer agent fees (Note 2)	116,274	35,425	21,467
Registration and filing fees	79,486	34,294	20,892
Shareholder reporting fees	19,818	13,101	11,852
Legal fees	10,938	1,423	930
Audit fees	10,424	10,068	10,038
Distribution fees (Investor Class) (Note 2)	9,026	584	—
Administration and accounting fees (Note 2)	6,718	3,505	5,945
Custodian fees (Note 2)	4,735	11,520	9,183
Trustees’ and officers’ fees (Note 2)	4,362	731	566
Other expenses	9,135	6,454	6,126

Total expenses before waivers and/or reimbursements	843,204	215,485	173,839

Less: waivers and/or reimbursements (Note 2)	(206,817)	(91,926)	(65,263)

Net expenses after waivers and/or reimbursements	636,387	123,559	108,576

Net investment income/(loss)	(493,070)	(27,779)	83,320

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments(a)	(24,086,711)	(2,221,139)	(10,095)
Net realized loss from foreign currency transactions	—	(4,154)	(4,047)
Net change in unrealized appreciation/(depreciation) on investments(b)	12,884,126	(2,778,562)	(3,764,605)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	—	3,396	(686)

Net realized and unrealized loss on investments	(11,202,585)	(5,000,459)	(3,779,433)

Net decrease in net assets resulting from operations	$(11,695,655)	$(5,028,238)	$(3,696,113)

(a)	Net realized loss from investments for the Polen Global Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $(1,722).
(b)	Change in net unrealized appreciation/(depreciation) on investments for the Polen Global Emerging Markets Growth Fund was net of an decrease in deferred foreign capital gains tax of $25,204.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Operations (Continued)

For the Six Months Ended October 31, 2022

(Unaudited)

	Polen U.S. SMID Company Growth Fund	Polen Global SMID Company Growth Fund	Polen Bank Loan Fund*
Investment income
Dividends	$17,307	$27,379	$—
Interest	—	—	97,794
Less: foreign taxes withheld	—	(5,146)	—

Total investment income	17,307	22,233	97,794

Expenses
Advisory fees (Note 2)	97,090	39,850	10,899
Registration and filing fees	28,280	25,643	8,761
Transfer agent fees (Note 2)	20,402	13,254	7,754
Shareholder reporting fees	12,794	7,272	4,470
Audit fees	9,977	9,812	4,050
Administration and accounting fees (Note 2)	2,662	1,820	881
Custodian fees (Note 2)	1,805	6,650	1,685
Legal fees	969	8	337
Trustees’ and officers’ fees (Note 2)	624	349	227
Other expenses	6,361	4,785	2,192

Total expenses before waivers and/or reimbursements	180,964	109,443	41,256

Less: waivers and/or reimbursements (Note 2)	(79,020)	(59,644)	(28,680)

Net expenses after waivers and/or reimbursements	101,944	49,799	12,576

Net investment income/(loss)	(84,637)	(27,566)	85,218

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(3,954,928)	(627,130)	9,227
Net realized loss from foreign currency transactions	—	(12,923)	—
Net change in unrealized appreciation/(depreciation) on investments	2,221,906	(1,038,588)	(85,186)
Net change in unrealized appreciation on foreign currency translations	—	1,966	—

Net realized and unrealized loss on investments	(1,733,022)	(1,676,675)	(75,959)

Net increase/(decrease) in net assets resulting from operations	$(1,817,659)	$(1,704,241)	$9,259

*	The Polen Bank Loan Fund commenced operations on June 30, 2022.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Operations (Concluded)

For the Six Months Ended October 31, 2022

(Unaudited)

Polen Upper Tier High Yield Fund*
Investment income
Interest	$52,593

Total investment income	52,593

Expenses
Registration and filing fees	8,761
Transfer agent fees (Note 2)	7,754
Shareholder reporting fees	4,370
Audit fees	4,050
Advisory fees (Note 2)	3,749
Custodian fees (Note 2)	1,685
Administration and accounting fees (Note 2)	757
Legal fees	337
Trustees’ and officers’ fees (Note 2)	213
Other expenses	2,188

Total expenses before waivers and/or reimbursements	33,864

Less: waivers and/or reimbursements (Note 2)	(29,434)

Net expenses after waivers and/or reimbursements	4,430

Net investment income	48,163

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(2,004)
Net change in unrealized depreciation on investments	(7,101)

Net realized and unrealized loss on investments	(9,105)

Net increase in net assets resulting from operations	$39,058

*	The Polen Upper Tier High Yield Fund commenced operations on June 30, 2022.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets

	Polen Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$(27,892,879)	$(75,114,924)
Net realized gains/(losses) from investments	(395,970,466)	847,143,505
Net change in unrealized depreciation on investments	(871,342,392)	(2,698,093,475)

Net decrease in net assets resulting from operations	(1,295,205,737)	(1,926,064,894)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(497,184,088)
Investor Class	—	(19,759,476)

Net decrease in net assets from dividends and distributions to shareholders	—	(516,943,564)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(664,286,978)	1,122,803,072

Total decrease in net assets	(1,959,492,715)	(1,320,205,386)

Net assets
Beginning of period	9,798,187,581	11,118,392,967

End of period	$7,838,694,866	$9,798,187,581

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen Global Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$(613,530)	$(2,535,712)
Net realized gains/(losses) from investments and foreign currency transactions	(38,927,319)	15,783,077
Net change in unrealized depreciation on investments and foreign currency translations	(24,644,708)	(132,997,612)

Net decrease in net assets resulting from operations	(64,185,557)	(119,750,247)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(16,949,613)
Investor Class	—	(1,173,954)

Net decrease in net assets from dividends and distributions to shareholders	—	(18,123,567)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(62,238,317)	64,575,603

Total decrease in net assets	(126,423,874)	(73,298,211)

Net assets
Beginning of period	559,037,747	632,335,958

End of period	$432,613,873	$559,037,747

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen International Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$297,789	$87,806
Net realized losses from investments and foreign currency transactions	(15,379,133)	(20,935,694)
Net change in unrealized depreciation on investments and foreign currency translations	(24,185,323)	(72,969,872)

Net decrease in net assets resulting from operations	(39,266,667)	(93,817,760)

Decrease in net assets derived from capital share transactions (Note 4)	(27,612,551)	(89,858,764)

Total decrease in net assets	(66,879,218)	(183,676,524)

Net assets
Beginning of period	282,776,629	466,453,153

End of period	$215,897,411	$282,776,629

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen U.S. Small Company Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$(493,070)	$(1,432,485)
Net realized losses from investments	(24,086,711)	(14,980,742)
Net change in unrealized appreciation/(depreciation) on investments	12,884,126	(56,261,715)

Net decrease in net assets resulting from operations	(11,695,655)	(72,674,942)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(7,036,017)
Investor Class	—	(496,964)
Class Y	—	(232,884)

Net decrease in net assets from dividends and distributions to shareholders	—	(7,765,865)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(28,426,533)	86,233,843

Total increase/(decrease) in net assets	(40,122,188)	5,793,036

Net assets
Beginning of period	135,546,396	129,753,360

End of period	$95,424,208	$135,546,396

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen International Small Company Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net decrease in net assets from operations:
Net investment loss	$(27,779)	$(174,042)
Net realized losses from investments and foreign currency transactions	(2,225,293)	(2,320,756)
Net change in unrealized depreciation on investments and foreign currency translations	(2,775,166)	(8,419,665)

Net decrease in net assets resulting from operations	(5,028,238)	(10,914,463)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(357,979)
Investor Class	—	(8,801)

Net decrease in net assets from dividends and distributions to shareholders	—	(366,780)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(2,737,963)	5,182,215

Total decrease in net assets	(7,766,201)	(6,099,028)

Net assets
Beginning of period	24,554,157	30,653,185

End of period	$16,787,956	$24,554,157

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen Global Emerging Markets Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$83,320	$(4,880)
Net realized losses from investments and foreign currency transactions	(14,142)	(1,844,712)
Net change in unrealized depreciation on investments and foreign currency translations	(3,765,291)	(5,443,430)

Net decrease in net assets resulting from operations	(3,696,113)	(7,293,022)

Decrease in net assets derived from capital share transactions (Note 4)	(207,229)	(22,002)

Total decrease in net assets	(3,903,342)	(7,315,024)

Net assets
Beginning of period	18,665,578	25,980,602

End of period	$14,762,236	$18,665,578

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Concluded)

	Polen U.S. SMID Company Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$(84,637)	$(174,379)
Net realized gains/(losses) from investments	(3,954,928)	206,505
Net change in unrealized appreciation/(depreciation) on investments	2,221,906	(8,974,078)

Net decrease in net assets resulting from operations	(1,817,659)	(8,941,952)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(222,248)

Net decrease in net assets from dividends and distributions to shareholders	—	(222,248)

Increase in net assets derived from capital share transactions (Note 4)	1,142,887	17,871,189

Total increase/(decrease) in net assets	(674,772)	8,706,989

Net assets
Beginning of period	20,289,667	11,582,678

End of period	$19,614,895	$20,289,667

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

	Polen Global SMID Company Growth Fund
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Period January 3, 2022* to April 30, 2022
Net decrease in net assets from operations:
Net investment loss	$(27,566)	$(2,036)
Net realized losses from investments and foreign currency transactions	(640,053)	(68,719)
Net change in unrealized depreciation on investments and foreign currency translations	(1,036,622)	(1,593,285)

Net decrease in net assets resulting from operations	(1,704,241)	(1,664,040)

Increase in net assets derived from capital share transactions (Note 4)	1,286,430	9,532,140

Total increase/(decrease) in net assets	(417,811)	7,868,100

Net assets
Beginning of period	7,868,100	—

End of period	$7,450,289	$7,868,100

*	The Polen Global SMID Company Growth Fund commenced operations on January 3, 2022.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

Polen Bank Loan Fund
For the Period June 30, 2022* to October 31, 2022 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$85,218
Net realized gains from investments	9,227
Net change in unrealized depreciation on investments	(85,186)

Net increase in net assets resulting from operations	9,259

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(84,579)

Net decrease in net assets from dividends and distributions to shareholders	(84,579)

Increase in net assets derived from capital share transactions (Note 4)	5,084,579

Total increase in net assets	5,009,259

Net assets
Beginning of period	—

End of period	$5,009,259

*	The Polen Bank Loan Fund commenced operations on June 30, 2022.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Statements of Changes in Net Assets (Continued)

Polen Upper Tier High Yield Fund
For the Period June 30, 2022* to October 31, 2022 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$48,163
Net realized losses from investments	(2,004)
Net change in unrealized depreciation on investments	(7,101)

Net increase in net assets resulting from operations	39,058

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(47,628)

Net decrease in net assets from dividends and distributions to shareholders	(47,628)

Increase in net assets derived from capital share transactions (Note 4)	2,047,628

Total increase in net assets	2,039,058

Net assets
Beginning of period	—

End of period	$2,039,058

*	The Polen Upper Tier High Yield Fund commenced operations on June 30, 2022.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$40.67		$50.14	$34.57	$31.20		$25.34		$21.85

Net investment loss(1)	(0.12)		(0.31)	(0.22)	(0.13)		(0.05)		(0.06)
Net realized and unrealized gain/(loss) on investments	(5.29)		(6.99)	16.37	3.50		6.62		3.95

Total from investment operations	(5.41)		(7.30)	16.15	3.37		6.57		3.89

Dividends and distributions to shareholders from:
Net realized capital gains	—		(2.17)	(0.58)	(0.00	)(2)	(0.71)		(0.40)

Redemption fees	—	(2)	—	0.00 (2)	0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of period	$35.26		$40.67	$50.14	$34.57		$31.20		$25.34

Total investment return(3)	(13.30)%		(15.68)%	46.91%	10.80%		26.44%		17.90%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$7,581,965		$9,466,044	$10,700,658	$5,771,940		$3,381,068		$1,839,280
Ratio of expenses to average net assets	0.99	%(4)	0.96%	0.97%	0.98%		1.00%		1.00%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.99	%(4)	0.96%	0.97%	0.98	%(5)	1.00	%(5)	0.98	%(5)
Ratio of net investment loss to average net assets	(0.63	)%(4)	(0.60)%	(0.50)%	(0.40)%		(0.18)%		(0.24)%
Portfolio turnover rate	12	%(6)	24%	19%	23%		19%		20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$39.52		$48.90	$33.81	$30.59		$24.92		$21.55

Net investment loss(1)	(0.16)		(0.43)	(0.31)	(0.21)		(0.12)		(0.11)
Net realized and unrealized gain/(loss) on investments	(5.14)		(6.78)	15.98	3.43		6.50		3.88

Total from investment operations	(5.30)		(7.21)	15.67	3.22		6.38		3.77

Dividends and distributions to shareholders from:
Net realized capital gains	—		(2.17)	(0.58)	(0.00	)(2)	(0.71)		(0.40)

Redemption fees	—	(2)	—	0.00 (2)	0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of period	$34.22		$39.52	$48.90	$33.81		$30.59		$24.92

Total investment return(3)	(13.41)%		(15.90)%	46.54%	10.53%		26.12%		17.59%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$256,729		$332,144	$417,735	$395,021		$286,383		$67,130
Ratio of expenses to average net assets	1.24	%(4)	1.21%	1.21%	1.23%		1.25%		1.25%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.24	%(4)	1.21%	1.21%	1.23	%(5)	1.26	%(5)	1.23	%(5)
Ratio of net investment loss to average net assets	(0.88	)%(4)	(0.85)%	(0.74)%	(0.64)%		(0.43)%		(0.49)%
Portfolio turnover rate	12	%(6)	24%	19%	23%		19%		20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GLOBAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$21.09		$26.07	$18.47	$17.35	$14.74	$12.29

Net investment loss(1)	(0.02)		(0.09)	(0.08)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	(2.51)		(4.21)	7.68	1.16	2.90	2.48

Total from investment operations	(2.53)		(4.30)	7.60	1.12	2.88	2.45

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.68)	—	(0.01)	(0.28)	—

Redemption fees	—		—	0.00 (2)	0.01	0.01	0.00 (2)

Net asset value, end of period	$18.56		$21.09	$26.07	$18.47	$17.35	$14.74

Total investment return(3)	(12.00)%		(17.08)%	41.15%	6.50%	19.91%	19.94%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$411,974		$531,927	$587,255	$255,374	$68,617	$30,702
Ratio of expenses to average net assets	1.03	%(4)	0.99%	1.06%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.03	%(4)	0.99%	1.01%	1.12%	1.31%	1.50%
Ratio of net investment loss to average net assets	(0.23	)%(4)	(0.36)%	(0.35)%	(0.20)%	(0.13)%	(0.18)%
Portfolio turnover rate	13	%(6)	36%	12%	18%	20%	14%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GLOBAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$20.71		$25.68	$18.24	$17.17	$14.62	$12.23

Net investment loss(1)	(0.05)		(0.16)	(0.13)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	(2.45)		(4.13)	7.57	1.15	2.88	2.45

Total from investment operations	(2.50)		(4.29)	7.44	1.07	2.82	2.39

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.68)	—	(0.01)	(0.28)	—

Redemption fees	—		—	0.00 (2)	0.01	0.01	0.00 (2)

Net asset value, end of period	$18.21		$20.71	$25.68	$18.24	$17.17	$14.62

Total investment return(3)	(12.07)%		(17.30)%	40.79%	6.28%	19.66%	19.54%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,640		$27,111	$45,081	$17,552	$11,129	$5,094
Ratio of expenses to average net assets	1.28	%(4)	1.24%	1.31%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.28	%(4)	1.24%	1.26%	1.37%	1.56%	1.71%
Ratio of net investment loss to average net assets	(0.48	)%(4)	(0.61)%	(0.60)%	(0.45)%	(0.38)%	(0.43)%
Portfolio turnover rate	13	%(6)	36%	12%	18%	20%	14%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$14.27		$18.20	$13.93	$14.35		$13.24	$11.57

Net investment income/(loss)(1)	0.02		0.00 (2)	(0.02)	0.03		0.03	0.06
Net realized and unrealized gain/(loss) on investments	(2.05)		(3.93)	4.29	(0.45)		1.10	1.70

Total from investment operations	(2.03)		(3.93)	4.27	(0.42)		1.13	1.76

Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.00	)(2)	(0.01)	(0.07)
Net realized capital gains	—		—	—	—		(0.01)	(0.02)

Total dividends and distributions to shareholders	—		—	—	(0.00	)(2)	(0.02)	(0.09)

Redemption fees	—		—	0.00 (2)	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$12.24		$14.27	$18.20	$13.93		$14.35	$13.24

Total investment return(3)	(14.23)%		(21.59)%	30.65%	(2.92)%		8.50%	15.18%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$213,358		$278,801	$461,059	$196,960		$68,857	$10,982
Ratio of expenses to average net assets	1.10	%(4)	1.04%	1.10%	1.10%		1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.13	%(4)	1.03%	1.03%	1.17%		1.40%	3.45%
Ratio of net investment income/(loss) to average net assets	0.25	%(4)	0.02%	(0.09)%	0.18%		0.22%	0.48%
Portfolio turnover rate	10	%(6)	35%	33%	11%		12%	6%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019		For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$14.10		$18.04	$13.84	$14.29	$13.21		$11.56

Net investment income/(loss)(1)	(0.00	)(2)	(0.04)	(0.06)	(0.01)	(0.00	)(2)	0.03
Net realized and unrealized gain/(loss) on investments	(2.02)		(3.90)	4.26	(0.44)	1.09		1.69

Total from investment operations	(2.02)		(3.94)	4.20	(0.45)	1.09		1.72

Dividends and distributions to shareholders from:
Net investment loss	—		—	—	—	—		(0.05)
Net realized capital gains	—		—	—	—	(0.01)		(0.02)

Total dividends and distributions to shareholders	—		—	—	—	(0.01)		(0.07)

Redemption fees	—		—	0.00 (2)	0.00 (2)	0.00	(2)	—

Net asset value, end of period	$12.08		$14.10	$18.04	$13.84	$14.29		$13.21

Total investment return(3)	(14.33)%		(21.84)%	30.35%	(3.15)%	8.25%		14.91%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,540		$3,976	$5,394	$1,551	$1,321		$247
Ratio of expenses to average net assets	1.35	%(4)	1.29%	1.35%	1.35%	1.35%		1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.38	%(4)	1.28%	1.29%	1.41%	1.64%		3.50%
Ratio of net investment income/(loss) to average net assets	(0.00	)%(2)(4)	(0.23)%	(0.34)%	(0.07)%	(0.03)%		0.23%
Portfolio turnover rate	10	%(6)	35%	33%	11%	12%		6%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$13.49		$19.69	$11.17	$12.43	$10.21	$10.00

Net investment loss(1)	(0.05)		(0.16)	(0.18)	(0.11)	(0.10)	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.02)		(5.29)	8.72	(1.09)	2.34	0.26

Total from investment operations	(1.07)		(5.45)	8.54	(1.20)	2.24	0.21

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.75)	(0.02)	(0.06)	(0.02)	—

Redemption fees	—		—	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of period	$12.42		$13.49	$19.69	$11.17	$12.43	$10.21

Total investment return(3)	(7.93)%		(29.11)%	76.49%	(9.70)%	21.94%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$84,994		$122,352	$118,390	$32,051	$7,940	$3,334
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.46	%(4)	1.26%	1.34%	2.16%	3.38%	7.51	%(4)
Ratio of net investment loss to average net assets	(0.85	)%(4)	(0.81)%	(1.06)%	(0.92)%	(0.87)%	(0.95	)%(4)
Portfolio turnover rate	27	%(6)	58%	40%	68%	35%	8	%(6)

*	Commencement of operations on November 1, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$13.38		$19.59	$11.14	$12.42	$11.54

Net investment loss(1)	(0.07)		(0.20)	(0.22)	(0.13)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.01)		(5.26)	8.69	(1.09)	0.91

Total from investment operations	(1.08)		(5.46)	8.47	(1.22)	0.88

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.75)	(0.02)	(0.06)	—

Redemption fees	—		—	0.00 (2)	0.00 (2)	—

Net asset value, end of period	$12.30		$13.38	$19.59	$11.14	$12.42

Total investment return(3)	(8.07)%		(29.31)%	76.07%	(9.87)%	7.63%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$6,359		$8,270	$11,364	$1,272	$13
Ratio of expenses to average net assets	1.35	%(4)	1.35%	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.72	%(4)	1.52%	1.58%	2.34%	2.98	%(4)
Ratio of net investment loss to average net assets	(1.10	)%(4)	(1.06)%	(1.31)%	(1.18)%	(1.12	)%(4)
Portfolio turnover rate	27	%(6)	58%	40%	68%	35	%(7)

*	Commencement of operations on February 8, 2019.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$13.50		$19.24

Net investment loss(1)	(0.05)		(0.12)
Net realized and unrealized loss on investments	(1.02)		(4.87)

Total from investment operations	(1.07)		(4.99)

Dividends and distributions to shareholders from:
Net realized gains	—		(0.75)

Net asset value, end of period	$12.43		$13.50

Total investment return(2)	(7.93)%		(27.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,071		$4,924
Ratio of expenses to average net assets	1.00	%(3)	1.00	%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.32	%(3)	1.15	%(3)
Ratio of net investment loss to average net assets	(0.75	)%(3)	(0.68	)%(3)
Portfolio turnover rate	27	%(5)	58	%(5)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$12.12		$17.02	$12.02		$11.93	$10.00

Net investment income/(loss)(1)	(0.01)		(0.09)	(0.08)		(0.03)	0.00	(2)
Net realized and unrealized gain/(loss) on investments	(2.67)		(4.64)	5.08		0.22	1.93

Total from investment operations	(2.68)		(4.73)	5.00		0.19	1.93

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.17)	(0.00	)(2)	(0.10)	—

Redemption fees	—		—	—		0.00 (2)	—

Net asset value, end of period	$9.44		$12.12	$17.02		$12.02	$11.93

Total investment return(3)	(22.11)%		(28.09)%	41.61%		1.48%	19.30%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$16,364		$23,990	$29,799		$7,908	$3,357
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%		1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.18	%(4)	1.60%	2.00%		3.95%	7.51	%(4)
Ratio of net investment income/(loss) to average net assets	(0.28	)%(4)	(0.52)%	(0.50)%		(0.21)%	0.01	%(4)
Portfolio turnover rate	19	%(6)	51%	32%		25%	9	%(6)

*	Commencement of operations on December 31, 2018.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$12.02		$16.93	$11.98		$11.92	$10.81

Net investment income/(loss)(1)	(0.03)		(0.13)	(0.11)		(0.06)	0.01
Net realized and unrealized gain/(loss) on investments	(2.64)		(4.61)	5.06		0.22	1.10

Total from investment operations	(2.67)		(4.74)	4.95		0.16	1.11

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.17)	(0.00	)(2)	(0.10)	—

Redemption fees	—		—	—		0.00 (2)	—

Net asset value, end of period	$9.35		$12.02	$16.93		$11.98	$11.92

Total investment return(3)	(22.21)%		(28.29)%	41.33%		1.23%	10.27%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$424		$564	$854		$172	$37
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50%		1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.43	%(4)	1.86%	2.24%		4.26%	7.17	%(4)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(4)	(0.77)%	(0.75)%		(0.46)%	0.36	%(4)
Portfolio turnover rate	19	%(6)	51%	32%		25%	9	%(6)(7)

*	Commencement of operations on February 8, 2019.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the period ended April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022		For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$7.67		$10.78		$10.00

Net investment income/(loss)(1)	0.03		(0.00	)(2)	(0.04)
Net realized and unrealized gain/(loss) on investments	(1.56)		(3.11)		0.82

Total from investment operations	(1.53)		(3.11)		0.78

Net asset value, end of period	$6.14		$7.67		$10.78

Total investment return(3)	(19.95)%		(28.85)%		7.80%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,762		$18,666		$25,981
Ratio of expenses to average net assets	1.25	%(4)	1.25%		1.25	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.00	%(4)	1.74%		2.51	%(4)
Ratio of net investment income/(loss) to average net assets	0.96	%(4)	(0.02)%		(0.65	)%(4)
Portfolio turnover rate	6	%(6)	28%		16	%(6)

*	Commencement of operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN U.S. SMID COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$7.36		$10.61	$10.00

Net investment loss(1)	(0.03)		(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.73)		(3.05)	0.62

Total from investment operations	(0.76)		(3.14)	0.61

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.11)	0.00

Net asset value, end of period	$6.60		$7.36	$10.61

Total investment return(2)	(10.33)%		(30.00)%	6.10%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$19,615		$20,290	$11,583
Ratio of expenses to average net assets	1.05	%(3)	1.05%	1.05	%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.86	%(3)	1.71%	4.58	%(3)
Ratio of net investment loss to average net assets	(0.87	)%(3)	(0.82)%	(1.05	)%(3)
Portfolio turnover rate	35	%(5)	43%	—%

*	Commencement of operations on April 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN GLOBAL SMID COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$6.80		$10.00

Net investment loss(1)	(0.02)		(0.00	)(2)
Net realized and unrealized loss on investments	(1.33)		(3.20)

Total from investment operations	(1.35)		(3.20)

Net asset value, end of period	$5.45		$6.80

Total investment return(3)	(19.85)%		(32.00)%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$7,450		$7,868
Ratio of expenses to average net assets	1.25	%(4)	1.25	%(4)
Ratio of expenses to average net assets without waivers(5)	2.75	%(4)	4.91	%(4)
Ratio of net investment loss to average net assets	(0.69	)%(4)	(0.12	)%(4)
Portfolio turnover rate	22	%(6)	8	%(6)

*	Commencement of operations on January 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN BANK LOAN FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period Ended October 31, 2022* (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.17
Net realized and unrealized loss on investments	(0.15)

Total from investment operations	0.02

Dividends and distributions to shareholders from:
Net investment income	(0.17)

Net asset value, end of period	$9.85

Total investment return(2)	0.18%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$5,009
Ratio of expenses to average net assets	0.75	%(3)
Ratio of expenses to average net assets without waivers(4)	2.46	%(3)
Ratio of net investment income to average net assets	5.08	%(3)
Portfolio turnover rate	10	%(5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

POLEN UPPER TIER HIGH YIELD FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period Ended October 31, 2022* (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.24
Net realized and unrealized loss on investments	(0.04)

Total from investment operations	0.20

Dividends and distributions to shareholders from:
Net investment income	(0.24)

Net asset value, end of period	$9.96

Total investment return(2)	1.96%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,039
Ratio of expenses to average net assets	0.65	%(3)
Ratio of expenses to average net assets without waivers(4)	4.97	%(3)
Ratio of net investment income to average net assets	7.07	%(3)
Portfolio turnover rate	5	%(5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS

Notes to Financial Statements

October 31, 2022

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, December 31, 2018, October 16, 2020, April 1, 2021, January 3, 2022, June 30, 2022 and June 30, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund. The Polen U.S. Small Company Growth Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2022, Investor Class shares had not been issued on the Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.

The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

The following is a summary of the inputs used, as of October 31, 2022, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$7,514,788,685	$7,514,788,685	$—	$—

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Funds	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global Growth Fund
Assets
Common Stocks
Australia	$11,010,704	$—	$11,010,704	$—
France	21,261,086	—	21,261,086	—
Germany	37,069,881	—	37,069,881	—
Ireland	43,970,222	43,970,222	—	—
Switzerland	17,023,448	—	17,023,448	—
United States	283,707,624	283,707,624	—	—

Total Assets	$414,042,965	$327,677,846	$86,365,119	$—

Polen International Growth Fund
Assets
Common Stocks
Australia	$6,127,341	$—	$6,127,341	$—
Canada	5,004,152	5,004,152	—	—
France	14,206,320	—	14,206,320	—
Germany	31,243,117	—	31,243,117	—
India	4,485,573	—	4,485,573	—
Ireland	49,554,887	42,560,341	6,994,546	—
Netherlands	7,284,924	—	7,284,924	—
Spain	6,024,563	—	6,024,563	—
Sweden	12,159,961	—	12,159,961	—
Switzerland	4,726,646	—	4,726,646	—
United Kingdom	28,530,528	—	28,530,528	—
United States	22,879,507	22,879,507	—	—
Uruguay	10,570,836	10,570,836	—	—

Total Assets	$202,798,355	$81,014,836	$121,783,519	$—

Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$94,764,139	$94,764,139	$—	$—

Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$923,588	$—	$923,588	$—
Canada	2,244,323	2,244,323	—	—
Denmark	475,732	—	475,732	—
Finland	831,834	—	831,834	—
Germany	1,801,021	878,110	922,911	—
Ireland	759,492	—	759,492	—
Italy	461,303	—	461,303	—

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Funds	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Japan	$1,020,715	$—	$1,020,715	$—
Luxembourg	334,029	—	334,029	—
Netherlands	930,831	238,512	692,319	—
SouthKorea	665,641	—	665,641	—
Sweden	258,433	—	258,433	—
Switzerland	1,133,288	—	1,133,288	—
United Kingdom	3,809,922	1,017,118	2,792,804	—
Uruguay	683,965	683,965	—	—

Total Assets	$16,334,117	$5,062,028	$11,272,089	$—

Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$511,094	$511,094	$—	$—
Cambodia	591,096	—	591,096	—
China	3,475,445	645,562	2,829,883	—
India	2,905,515	—	2,905,515	—
Mexico	498,598	498,598	—	—
Netherlands	474,794	—	474,794	—
Russia	611	—	—	611
Singapore	799,086	799,086	—	—
South Africa	704,346	—	704,346	—
Switzerland	279,933	—	279,933	—
Taiwan	628,701	—	628,701	—
Thailand	205,013	—	205,013	—
Uruguay	506,710	506,710	—	—
Vietnam	2,358,459	—	2,358,459	—

Total Assets	$13,939,401	$2,961,050	$10,977,740	$611

Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$19,024,897	$19,024,897	$—	$—

Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$257,901	$—	$257,901	$—
Canada	808,216	808,216	—	—
Denmark	224,906	—	224,906	—
Finland	199,443	—	199,443	—
Germany	341,997	—	341,997	—
Ireland	266,078	—	266,078	—
Japan	348,419	—	348,419	—

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Funds	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Luxembourg	$148,258	$—	$148,258	$—
Netherlands	430,500	103,635	326,865	—
South Korea	297,798	—	297,798	—
Switzerland	638,305	—	638,305	—
United Kingdom	591,032	306,485	284,547	—
United States	2,436,625	2,436,625	—	—
Uruguay	266,794	266,794	—	—

Total Assets	$7,256,272	$3,921,755	$3,334,517	$—

Polen Bank Loan Fund
Assets
Senior Loans*	$4,316,327	$—	$4,316,327	$—
Corporate Bonds*	635,748	—	635,748	—

Total Assets	$4,952,075	$—	$4,952,075	$—

Polen Upper Tier High Yield Fund
Assets
Corporate Bonds*	$1,736,298	$—	$1,736,298	$—
Senior Loans*	209,998	—	209,998	—

Total Assets	$1,946,296	$—	$1,946,296	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2022, there were no transfers in or out of Level 3.

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency translations in the Statements of Operations.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. Management is continuing to monitor this development and evaluate its impact on the Fund. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruption.

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by June 2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things,

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Unfunded Loan Commitments — Certain Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Schedules of Investments.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended October 31, 2022, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Polen Bank Loan Fund	$1,209	$1,549	$340

2. Transactions with Related Parties and Other Service Providers

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund and Polen Global SMID Company Growth Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:

Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen U.S. Small Company Growth Fund	1.00%
Polen International Small Company Growth Fund	1.00%
Polen Global Emerging Markets Growth Fund	1.00%
Polen U.S. SMID Company Growth Fund	1.00%
Polen Global SMID Company Growth Fund	1.00%

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Bank Loan Fund and Polen Upper Tier High Yield Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:

Polen Bank Loan Fund	0.65%
Polen Upper Tier High Yield Fund	0.55%

Each Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund’s average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below ,unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended October 31, 2022.

	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.00%	N/A	August 31, 2023
Polen Global Growth Fund	1.10%	1.10%	N/A	August 31, 2023
Polen International Growth Fund	1.10%	1.10%	N/A	August 31, 2023
Polen U.S. Small Company Growth Fund	1.10%	1.10%	1.00%	August 31, 2023
Polen International Small Company Growth Fund	1.25%	1.25%	N/A	August 31, 2023
Polen Global Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2023
Polen U.S. SMID Company Growth Fund	1.05%	N/A	N/A	August 31, 2023
Polen Global SMID Company Growth Fund	1.25%	N/A	N/A	August 31, 2023
Polen Bank Loan Fund	0.75%	N/A	N/A	August 31, 2023
Polen Upper Tier High Yield Fund	0.65%	N/A	N/A	August 31, 2023

Each Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. Each Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2022, Investor Class shares had not been issued on the Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund.

For the six months ended October 31, 2022, the amount of advisory fees earned and waived/reimbursed was as follows:

	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$37,340,932	$—	$37,340,932
Polen Global Growth Fund	2,201,880	—	2,201,880
Polen International Growth Fund	1,034,770	(39,210)	995,560
Polen U.S. Small Company Growth Fund	572,288	(206,817)	365,471
Polen International Small Company Growth Fund	98,380	(91,926)	6,454
Polen Global Emerging Markets Growth Fund	86,840	(65,263)	21,577
Polen U.S. SMID Company Growth Fund	97,090	(79,020)	18,070
Polen Global SMID Company Growth Fund	39,850	(59,644)	(19,794)
Polen Bank Loan Fund	10,899	(28,680)	(17,781)
Polen Upper Tier High Yield Fund	3,749	(29,434)	(25,685)

As of October 31, 2022, the Polen Growth Fund and Polen Global Growth Fund have no additional funds available to be recouped.

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

As of October 31, 2022, the amount of potential recovery was as follows:

		Expiration
	04/30/2023	04/30/2024	04/30/2025	10/31/2025	Total
Polen International Growth Fund	$—	$—	$—	$39,210	$39,210
Polen U.S. Small Company Growth Fund	72,090	71,444	284,378	206,817	634,729
Polen International Small Company Growth Fund	99,444	152,131	116,161	91,926	459,662
Polen Global Emerging Markets Growth Fund	—	101,833	111,518	65,263	278,614
Polen U.S. SMID Company Growth Fund	—	30,946	140,531	79,020	250,497
Polen Global SMID Company Growth Fund	—	—	62,315	59,644	121,959
Polen Bank Loan Fund	—	—	—	28,680	28,680
Polen Upper Tier High Yield Fund	—	—	—	29,434	29,434

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Investor Class shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group (“ACA”), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Polen Growth Fund	$994,704,780	$1,826,604,311
Polen Global Growth Fund	61,428,508	115,019,551
Polen International Growth Fund	22,946,763	53,796,119
Polen U.S. Small Company Growth Fund	28,895,936	49,948,831
Polen International Small Company Growth Fund	3,587,778	6,347,156
Polen Global Emerging Markets Growth Fund	1,082,703	992,317
Polen U.S. SMID Company Growth Fund	7,237,315	6,455,397
Polen Global SMID Company Growth Fund	2,973,899	1,706,670
Polen Bank Loan Fund	5,412,464	395,570
Polen Upper Tier High Yield Fund	2,027,917	86,036

4. Capital Share Transactions

For the six months/period ended October 31, 2022 and the year/period ended April 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months/Period Ended October 31, 2022 (Unaudited)		For the Year/Period Ended April 30, 2022
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	33,196,120	$1,279,393,715	67,661,874	$3,499,213,656
Reinvestments	—	—	8,004,747	438,900,312
Redemptions	(50,942,514)	(1,910,976,789)	(56,311,556)	(2,815,445,044)

Net increase/(decrease)	(17,746,394)	$(631,583,074)	19,355,065	$1,122,668,924

Investor Class
Sales	910,136	$33,381,880	3,996,362	$208,243,075
Reinvestments	—	—	346,156	18,460,498
Redemptions	(1,813,052)	(66,085,784)	(4,479,785)	(226,569,425)

Net increase/(decrease)	(902,916)	$(32,703,904)	(137,267)	$134,148

Total net increase/(decrease)	(18,649,310)	$(664,286,978)	19,217,798	$1,122,803,072

Polen Global Growth Fund:
Institutional Class
Sales	4,249,548	$84,361,778	9,033,397	$232,242,374
Reinvestments	—	—	592,234	16,167,995
Redemptions	(7,272,389)	(143,265,940)	(6,929,990)	(173,670,375)

Net increase/(decrease)	(3,022,841)	$(58,904,162)	2,695,641	$74,739,994

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

	For the Six Months/Period Ended October 31, 2022 (Unaudited)		For the Year/Period Ended April 30, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sales	60,581	$1,183,213	388,887	$10,081,357
Reinvestments	—	—	42,846	1,149,568
Redemptions	(235,596)	(4,517,368)	(878,440)	(21,395,316)

Net decrease	(175,015)	$(3,334,155)	(446,707)	$(10,164,391)

Total net increase/(decrease)	(3,197,856)	$(62,238,317)	2,248,934	$64,575,603

Polen International Growth Fund:
Institutional Class
Sales	4,276,002	$56,692,389	10,204,310	$177,773,237
Reinvestments	—	—	—	—
Redemptions	(6,384,188)	(83,404,360)	(15,994,170)	(267,292,311)

Net decrease	(2,108,186)	$(26,711,971)	(5,789,860)	$(89,519,074)

Investor Class
Sales	56,648	$754,771	93,421	$1,557,330
Reinvestments	—	—	—	—
Redemptions	(128,386)	(1,655,351)	(110,597)	(1,897,020)

Net decrease	(71,738)	$(900,580)	(17,176)	$(339,690)

Total net decrease	(2,179,924)	$(27,612,551)	(5,807,036)	$(89,858,764)

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	2,304,073	$29,243,189	10,032,225	$194,623,182
Reinvestments	—	—	316,607	6,800,723
Redemptions	(4,527,418)	(55,979,079)	(7,291,905)	(123,972,043)

Net increase/(decrease)	(2,223,345)	$(26,735,890)	3,056,927	$77,451,862

Investor Class
Sales	22,599	$284,645	253,849	$4,981,930
Reinvestments	—	—	23,299	496,964
Redemptions	(123,578)	(1,533,115)	(239,358)	(4,166,667)

Net increase/(decrease)	(100,979)	$(1,248,470)	37,790	$1,312,227

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

	For the Six Months/Period Ended October 31, 2022 (Unaudited)		For the Year/Period Ended April 30, 2022
	Shares	Amount	Shares	Amount
Class Y*
Sales	8,861	$111,224	415,878	$8,429,491
Reinvestments	—	—	10,837	232,885
Redemptions	(46,078)	(553,397)	(62,039)	(1,192,622)

Net increase/(decrease)	(37,217)	$(442,173)	364,676	$7,469,754

Total net increase/(decrease)	(2,361,541)	$(28,426,533)	3,459,393	$86,233,843

Polen International Small Company Growth Fund:
Institutional Class
Sales	143,706	$1,523,064	842,197	$13,711,177
Reinvestments	—	—	20,298	353,584
Redemptions	(388,619)	(4,243,325)	(634,091)	(8,871,082)

Net increase/(decrease)	(244,913)	$(2,720,261)	228,404	$5,193,679

Investor Class
Sales	4,466	$47,124	29,047	$472,183
Reinvestments	—	—	509	8,801
Redemptions	(6,060)	(64,826)	(33,068)	(492,448)

Net decrease	(1,594)	$(17,702)	(3,512)	$(11,464)

Total net increase/(decrease)	(246,507)	$(2,737,963)	224,892	$5,182,215

Polen Global Emerging Markets Growth Fund:
Institutional Class
Sales	5,406	$38,665	129,140	$1,117,831
Reinvestments	—	—	—	—
Redemptions	(32,846)	(245,894)	(107,445)	(1,139,833)

Net increase/(decrease)	(27,440)	$(207,229)	21,695	$(22,002)

Polen U.S. SMID Company Growth Fund:
Institutional Class
Sales	818,141	$5,218,595	1,753,382	$18,584,667
Reinvestments	—	—	18,536	222,248
Redemptions	(604,010)	(4,075,708)	(107,518)	(935,726)

Net increase	214,131	$1,142,887	1,664,400	$17,871,189

Polen Global SMID Company Growth Fund**:
Institutional Class
Sales	208,701	$1,286,430	1,157,585	$9,532,140
Reinvestments	—	—	—	—
Redemptions	—	—	—	—

Net increase	208,701	$1,286,430	1,157,585	$9,532,140

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

	For the Six Months/Period Ended October 31, 2022 (Unaudited)
	Shares	Amount
Polen Bank Loan Fund***:
Institutional Class
Sales	500,000	$5,000,000
Reinvestments	8,520	84,579
Redemptions	—	—

Net increase	508,520	$5,084,579

Polen Upper Tier High Yield Fund****:
Institutional Class
Sales	200,000	$2,000,000
Reinvestments	4,734	47,628
Redemptions	—	—

Net increase	204,734	$2,047,628

*	The Polen U.S. Small Company Growth Fund’s Class Y commenced operations on June 1, 2021.
**	The Polen Global SMID Company Growth Fund’s Institutional Class commenced operations on January 3, 2022.
***	The Polen Bank Loan Fund’s Institutional Class commenced operations on June 30, 2022.
****	The Polen Upper Tier High Yield Fund’s Institutional Class commenced operations on June 30, 2022.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2022, the tax character of distributions paid by the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund , Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund and Polen Global SMID Company Growth Fund were $63,759,030, $2,562,180, $0, $2,052,861, $38,889, $0, $222,248 and $0 of ordinary income dividends and $453,184,534, $15,561,387, $0, $5,713,004, $327,891, $0, $0 and $0 of long-term capital gains, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

POLEN FUNDS

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Polen Growth Fund	$—	$646,212,434	$1,817,182,641	$(53,649,226)
Polen Global Growth Fund	—	4,938,906	39,617,261	(275,393)
Polen International Growth Fund	(20,326,499)	—	11,475,545	(80,365)
Polen U.S. Small Company Growth Fund	—	—	(35,556,661)	(6,860,588)
Polen International Small Company Growth Fund	—	—	(3,216,318)	(2,214,530)
Polen Global Emerging Markets Growth Fund	(1,967,137)	—	(5,715,682)	(54,559)
Polen U.S. SMID Company Growth Fund	—	—	(8,395,948)	(176,363)
Polen Global SMID Company Growth Fund	(44,651)	—	(1,617,370)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Growth Fund	$6,537,586,687	$1,937,710,209	$(960,508,211)	$977,201,998
Polen Global Growth Fund	393,820,092	54,250,021	(34,027,148)	20,222,873
Polen International Growth Fund	210,108,800	25,052,691	(32,363,136)	(7,310,445)
Polen U.S. Small Company Growth Fund	104,655,253	12,039,115	(21,930,229)	(9,891,114)
Polen International Small Company Growth Fund	21,493,689	760,377	(5,919,949)	(5,159,572)
Polen Global Emerging Markets Growth Fund	23,391,618	629,482	(10,081,699)	(9,452,217)
Polen U.S. SMID Company Growth Fund	25,185,180	502,046	(6,662,329)	(6,160,283)
Polen Global SMID Company Growth Fund	9,888,153	95,685	(2,727,566)	(2,631,881)
Polen Bank Loan Fund	5,037,261	55,463	(140,649)	(85,186)
Polen Upper Tier High Yield Fund	1,953,397	32,875	(39,976)	(7,101)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2022. For the year ended April 30, 2022, the Funds deferred to May 1, 2022 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$20,906,944	$32,742,282	$—
Polen Global Growth Fund	275,393	—	—
Polen International Growth Fund.	80,365	—	—
Polen U.S. Small Company Growth Fund	416,402	6,444,186	—
Polen International Small Company Growth Fund	21,261	1,418,624	774,645
Polen Global Emerging Markets Growth Fund	54,559	—	—
Polen U.S. SMID Company Growth Fund	60,309	116,054	—

POLEN FUNDS

Notes to Financial Statements (Concluded)

October 31, 2022

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2022, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Polen International Growth Fund.	$20,326,499	$—
Polen Global Emerging Markets Growth Fund	1,711,711	255,426
Polen Global SMID Company Growth Fund	44,651	—

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN GROWTH FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Polen Capital Management, LLC

At an in-person meeting held on September 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one year period.

In determining whether to continue the Polen Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Lipper Index and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Polen to the Polen Funds. The Trustees considered Polen’s personnel and the depth of Polen’s personnel who provide investment management services to the Polen Funds and their experience. Based on the

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.

The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one year, three year, five year, ten year and since inception periods ended June 30, 2022, as applicable. The Trustees considered the short term and long term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares outperformed the Lipper Large-Cap Growth Index for the five year and ten year periods ended June 30, 2022 and underperformed for the year-to-date, one year and three year periods ended June 30, 2022. They noted that the Polen Growth Fund’s Institutional Class shares underperformed the Russell 1000 Growth Total Return Index for the year-to-date, one year, three year, five year and ten year periods ended June 30, 2022. They further noted that that Polen Growth Fund’s Institutional Class shares outperformed the S&P 500 Total Return Index for the five year and ten year periods ended June 30, 2022 and underperformed the year-to-date, one year and three year periods ended June 30, 2022.

Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the Lipper Global Large-Cap Growth Index for the five year and since inception periods ended June 30, 2022 and underperformed for the year-to-date, one year and three year periods ended June 30, 2022. They further noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the MSCI All Country World Index (Net Returns) for the five year and since inception periods ended June 30, 2022 and underperformed for the year-to-date, one year and three year periods ended June 30, 2022.

Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares underperformed the Lipper International Large-Cap Growth Index for the year-to-date, one year, three year, five year and since inception periods ended June 30, 2022. They further noted that the Polen International Growth Fund’s Institutional Class shares outperformed the MSCI All Country World ex-USA Index (Net Returns) for the since inception period ended June 30, 2022 and underperformed for the year-to-date, one year, three year and five year periods ended June 30, 2022.

Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares underperformed the Lipper Small-Cap Growth Index for the year-to-date, one year, three year and since inception periods ended June 30, 2022. They further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Russell 2000 Growth Total Return Index for the since inception period ended June 30, 2022 and underperformed for the year-to-date, one year and three year periods ended June 30, 2022.

Polen International Small Company Growth Fund. The Trustees noted that the Polen International Small Company Growth Fund’s Institutional Class shares underperformed each of the Lipper International Small/Mid-Cap Growth Index and the MSCI All Country World Index Ex-U.S. Small Cap Net Dividends Index for the year-to-date, one year, three year and since inception periods ended June 30, 2022.

Polen Global Emerging Markets Growth Fund. The Trustees noted that the Polen Global Emerging Markets Growth Fund’s Institutional Class shares underperformed each of the Lipper Emerging Markets Index and the MSCI Emerging Markets Net Returns Index for the year-to-date, one year and since inception periods ended June 30, 2022.

Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares underperformed each of the Lipper Mid-Cap Growth Index and the Russell 2500 Growth Total Returns Index for the year-to-date, one year and since inception periods ended June 30, 2022.

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

The Trustees concluded that the performance of each of the Polen Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies (i.e., mutual funds in each Fund’s Lipper Index) based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from Polen’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Polen.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group.

Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group.

Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group with $250 million or less in assets.

Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group.

Polen International Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Small Company Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen International Small Company Growth Fund’s Peer Group.

Polen Global Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Emerging Markets Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Emerging Markets Growth Fund’s Peer Group.

Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares was higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders. With respect to the Polen Growth Fund, the Trustees noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the contractual advisory fee reduction across all assets of the Polen Growth Fund rather than the implementation of breakpoint reductions at specified asset levels allowed shareholders to benefit from economies of scale sooner than through the implementation of breakpoint reductions.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Board Considerations with Respect to the Approval of the New Investment Advisory Agreement with Polen Capital Credit, LLC

At an in-person meeting held on June 21-22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) or the (“Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Acy of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Polen Credit Agreement”) on behalf of the Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (together, the “Polen Credit Funds”) for an initial two year period.

In determining whether to approve the Polen Credit Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services to be performed by Polen Credit for the Polen Credit Funds, (ii) the composition and qualification of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Polen Credit Funds, (iv) investment performance of the Polen Credit Funds’ respective strategies, as applicable, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Credit Funds and other clients; (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Polen Credit Funds.

The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Polen Credit Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Credit Funds and Polen Credit, as provided by the terms of the Polen Credit Agreement, including the advisory fees under the Polen Credit Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services is likely to be consistent with industry norms, (iii) the Polen Credit Funds are likely to benefit from the provision of those services, and (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Polen Credit Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

POLEN GROWTH FUNDS

Other Information (Concluded)

(Unaudited)

The Board discussed Polen Credit’s business continuity plan, and its ability to continue to manage the Polen Funds effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and volatility in the financial markets.

With respect to the Polen Credit Funds, the Trustees considered that the proposed strategies for the Polen Credit Funds were new, and therefore did not have historical performance. The Trustees noted that they received performance information of separate account composites, which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing certain types of strategies to be employed for the Polen Credit Funds. The Trustees concluded that the performance information relating to the separate account composites was acceptable for purposes of its consideration of the Polen Credit Agreement.

The Trustees also considered information regarding Polen Credit’s proposed advisory fees and an analysis of the fees in relation to the delivery of services to the Polen Credit Funds and any other ancillary benefit resulting from Polen Credit’s relationship with the Polen Credit Funds. The Trustees considered the fees that Polen Credit charges to its separately managed accounts and evaluated the explanations provided by Polen Credit as to differences in fees to be charged to certain of the Polen Credit Funds and separately managed accounts. The Trustees evaluated information provided by Polen Credit indicating the proposed advisory fee for the Polen Credit Funds are within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services to be provided by Polen Credit are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Credit Funds based on the information provided at the Meeting.

The Trustees considered the costs of the services to be provided by Polen Credit, the compensation and benefits to be received by Polen Credit in providing services to the Polen Credit Funds, Polen Credit’s projected profitability in the first year of operation of the Funds and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen Credit.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Credit Funds are expected to grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Credit Funds increase because fixed expenses will be spread across a larger asset base. Because the Polen Credit Funds had not yet commenced operations, and the Polen Credit Funds each had a fee cap in place, the Board concluded that economies of scale were not a necessary consideration at the present time.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Credit Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Advisers

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Polen Capital Credit, LLC

1075 Main Street,

Suite 320

Waltham, MA 02451

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

POL-1022

Private Capital Management Value Fund

of

FundVantage Trust

Class I

SEMI-ANNUAL REPORT

October 31, 2022

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2022

(Unaudited)

Dear Fellow Shareholder:

The U.S. small-cap equity indexes showed a fair degree of volatility over the six months concluding October 31, only to end the period largely unchanged from where they began, with the Russell 2000 Index reporting a decline for the period of -0.20%. For the year, it has been a different story with the Russell 2000 Index reporting a year-to-date loss of almost -16.86% through October. Against this backdrop we are pleased with the performance of the Private Capital Management Value Fund’s Class I shares (“PCM Value Fund”), which reported a gain of 8.85% for the six months ending October 31. As we move toward year end, investors now have clarity regarding U.S. midterm elections and, perhaps more importantly, a better framework to calibrate the interplay between inflation, Federal Reserve monetary policy and the outlook for the U.S. economy next year.

Let us start with the easiest part of the equation. The midterm elections did not produce the red wave that many Republicans had anticipated and historical precedent suggested. This result was rather surprising given current economic stress, inflation and rising interest rates. Nonetheless, while Democrats retained control of the Senate, Republicans did regain control of the House, albeit by a small margin. Viewed only through the lens of “what is best for the stock market”, this may come pretty close to an ideal outcome. The market prefers predictability, and the Biden Administration’s legislative agenda will be substantially constrained now that it must be negotiated through a split Congress. On the other side of the equation, a narrow House majority may limit, at least in duration, market destabilizing theatrics relating to necessities like raising the country’s debt ceiling. Simply put, gridlock is good, internecine political warfare – not so much.

Moving beyond politics, surging inflation has clearly been the elephant in the room for equities this year. Since March, the Federal Reserve has raised interest rates from essentially zero to almost 4%; an unprecedented upward slope over such a short period of time. Up until November’s CPI report, there was scant evidence to suggest that the Fed was getting its arms around the issue. It is important to understand that the Fed has a twofold problem. First, it must use a blunt economic tool to bludgeon the economy into sufficient submission that inflationary pressures abate. Second, and perhaps of even greater importance, it must manage inflation expectations and convince bond investors that it will do whatever is necessary to rein in inflation. The importance of the second point cannot be overstated.

As of November 2022, the United States has $31 trillion in federal debt. Obviously, when the Federal Reserve raises short-term interest rates, the government’s funding costs rise in tandem – though these increased costs apply only to the future borrowing necessary to cover the deficit and other maturities in the nation’s “capital structure”. Consider the following – the current budget deficit is running at about $1.5 trillion, so the future cost of funding just for this tranche of debt has risen from approximately $3.75 billion in March of 2022 to roughly $60.0 billion at current rates. Paying sixteen times more interest for the same debt is bad; but paying sixteen times more for the entirety of the nation’s public debt would quickly become catastrophic. Therefore, it is imperative that the Fed do whatever is necessary to prevent long-term interest rates from rising dramatically. Since investors in long-term bonds expect to be compensated for both known and potential inflation, if investors were to adopt a base case that included 8% annual inflation as the going forward norm, long rates would likely need to exceed 10% to attract bond buyers. At a 10% interest rate, the government’s annual interest expense would balloon to roughly $3.1 trillion. This compares, shall we say, rather unfavorably with the $2.4 trillion that the government collected in total individual and corporate taxes in 2021.

The fundamental point should be clear. The Federal Reserve must do whatever is necessary to drive inflation down because the alternative would be tantamount to economic oblivion for the country. Therefore, the Fed will be compelled to combine words with deeds until inflation heads back down toward 2%.

Equity markets have suffered mightily this year because rising interest rates not only create economic risk, they are inimical to high corporate valuations. It is also fair to note that falling stock prices help “deflate” purchasing power, which acts as an additional brake on the economy. Therefore, in contrast to the prevailing investor experience over the last two decades, not only is there no “Fed put” to prop up equity markets, but today policy makers might actually prefer a declining market. Investors who fail to remember (or have never heard) the old saying “don’t fight the Fed” and have held on to intrinsically overvalued equities have paid a severe price.

While the narrative above reads rather grim, from the Fund’s perspective we actually view this process to be more positive than not. The rapidity at which the Fed has acted over the last six months is likely to result in economic pain next year. The market’s decline seems to have discounted much, if not all, of this outcome. Nevertheless, stocks that were not intrinsically overvalued to begin with –

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2022

(Unaudited)

and are attached to businesses that are fundamentally sound in the current environment – have held up much better on both a relative and absolute basis. Hence the result achieved by the Fund thus far in 2022.

The better news is that in November, the reported inflation metrics decelerated meaningfully for the first time this year. With core inflation still running north of 6%, the number remains substantially too high, and the Fed will need to continue tightening. Given broadening evidence of a slowing economy – seen first in the housing and construction sectors and currently in expanding layoffs at a number of major corporations – it is more probable than not that the Fed will overshoot and push the economy into recession next year. While this may seem like a negative observation, it actually provides sustenance for an increasingly positive outlook for U.S. equities.

As the economy tips into recession, inflationary pressures should abate more rapidly. While the Fed may be slow to cut rates, as inflation drops and unemployment rises, the market will begin to look forward to loosening monetary policy, normalized inflation, and economic recovery. These are the requisites for a broad market recovery. While we will leave the timing of this sequence to soothsayers and other “professional” market pundits, suffice to say that we think the markets are much closer to a bottom than anything else. More importantly, as demonstrated to this point, we believe the Fund is positioned both to continue to resist the current drawdown and to effectively participate when market conditions improve.

We appreciate your continued support.

Private Capital Management

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a relatively smaller number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, as of October 31, 2022 the Fund’s holdings profile reflected a portfolio concentration level normally associated with a non-diversified fund. This may result in the Fund exhibiting greater volatility and less liquidity than other diversified funds. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2022 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I	8.85%	-3.09%	17.64%	10.04%	11.60%
Russell 2000® Index	-0.20%	-18.54%	7.05%	5.56%	9.93%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As stated in the current prospectus dated September 1, 2022, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.73% and 1.20%, respectively, of the Fund’s average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023, unless the Board of Trustees of the Trust approves its early termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2022

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2022 through October 31, 2022 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Private Capital Management Value Fund
Class I
Actual	$1,000.00	$1,088.50	1.20%	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2022 of 1.20% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 8.85%.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financials	26.8%	$11,015,974
Consumer Discretionary	23.5	9,682,128
Communication Services	12.1	4,965,551
Industrials	9.7	3,984,091
Information Technology	9.0	3,709,399
Health Care	7.7	3,153,235
Materials	1.7	723,360

Total Common Stocks	90.5	37,233,738

Warrants	0.0	1,968
Other Assets in Excess of Liabilities	9.5	3,907,089

NET ASSETS	100.0%	$41,142,795

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.5%
Communication Services — 12.1%
IMAX Corp. (Canada)*	54,030	$687,802
Perion Network Ltd. (Israel)*	72,275	1,645,702
QuinStreet, Inc.*	230,679	2,632,047

		4,965,551

Consumer Discretionary — 23.5%
Everi Holdings, Inc.*	53,351	1,012,602
Fiesta Restaurant Group, Inc.*	96,724	670,297
Lakeland Industries, Inc.*	72,183	853,925
Motorcar Parts of America, Inc.*	82,225	1,562,275
Stoneridge, Inc.*	29,613	618,023
Target Hospitality Corp.*	313,415	3,814,261
Visteon Corp.*	8,820	1,150,745

		9,682,128

Financials — 26.8%
Capstar Financial Holdings, Inc.	41,224	728,840
Community Financial Corp. (The)	10,350	391,230
Eastern Bankshares, Inc.	36,840	706,223
ECN Capital Corp. (Canada)	330,705	1,003,690
First Busey Corp.	30,894	815,911
First Northwest Bancorp	46,498	702,585
Jefferies Financial Group, Inc.	45,125	1,552,751
KKR & Co., Inc.	32,730	1,591,660
SmartFinancial, Inc.	30,814	901,001
StoneX Group, Inc.*	21,127	1,971,572
Synovus Financial Corp.	16,324	650,511

		11,015,974

Health Care — 7.7%
Harrow Health, Inc.*	120,500	1,449,615
Lantheus Holdings, Inc.*	23,025	1,703,620

		3,153,235

Industrials — 9.7%
AerSale Corp.*	61,231	1,298,097

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Air Transport Services Group, Inc.*	46,138	$1,347,230
Barrett Business Services, Inc.	9,800	854,756
CRA International, Inc.	4,711	484,008

		3,984,091

Information Technology — 9.0%
Asure Software, Inc.*	170,842	1,127,557
Information Services Group, Inc.	207,435	1,126,372
Powerfleet, Inc.*	266,730	706,834
Verint Systems, Inc.*	21,130	748,636

		3,709,399

Materials — 1.7%
Tronox Holdings PLC (United Kingdom), Class A	60,280	723,360

TOTAL COMMON STOCKS (Cost $23,409,712)		37,233,738

WARRANTS — 0.0%
KKR Acquisition Holdings I Corp., Strike Price @ $11.50, Expires 12/31/27*	19,675	1,968

TOTAL WARRANTS (Cost $20,695)		1,968

TOTAL INVESTMENTS - 90.5% (Cost $23,430,407)		37,235,706
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%		3,907,089

NET ASSETS - 100.0%		$41,142,795

*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets
Investments, at value (Cost $23,430,407)	$37,235,706
Cash and cash equivalents	3,965,942
Receivables:
Capital shares sold	18,879
Dividends	754
Prepaid expenses and other assets	957

Total Assets	41,222,238

Liabilities
Payables:
Administration and accounting fees	15,914
Audit fees	15,913
Transfer agent fees	10,127
Shareholder reporting fees	9,357
Capital shares redeemed	9,265
Investment adviser	8,644
Custodian fees	7,332
Accrued expenses	2,891

Total Liabilities	79,443

Net Assets	$41,142,795

Net Assets Consisted of:
Capital stock, $0.01 par value	$27,412
Paid-in capital	26,179,894
Total distributable earnings	14,935,489

Net Assets	$41,142,795

Class I Shares:
Net assets	$41,142,795

Shares outstanding	2,741,214

Net asset value, offering and redemption price per share	$15.01

The accompanying notes are an integral part of the financial statements.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2022

(Unaudited)

Investment income
Dividends	$138,286
Less: foreign taxes withheld	(1,262)

Total investment income	137,024

Expenses
Advisory fees (Note 2)	167,913
Registration and filing fees	33,844
Administration and accounting fees (Note 2)	30,747
Transfer agent fees (Note 2)	21,497
Legal fees	20,751
Trustees’ and officers’ fees (Note 2)	18,296
Shareholder reporting fees	16,518
Audit fees	16,087
Custodian fees (Note 2)	10,801
Other expenses	7,268

Total expenses before waivers and reimbursements	343,722

Less: waivers and reimbursements (Note 2)	(119,855)

Net expenses after waivers and reimbursements	223,867

Net investment loss	(86,843)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	611,335
Net realized loss from foreign currency transactions	(114)
Net change in unrealized appreciation on investments	2,642,842
Net change in unrealized depreciation on foreign currency translations	(14)

Net realized and unrealized gain on investments	3,254,049

Net increase in net assets resulting from operations	$3,167,206

The accompanying notes are an integral part of the financial statements.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ (86,843)	$1,918,008
Net realized gains from investments and foreign currency transactions	611,221	2,064,061
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,642,828	(4,054,270)

Net increase/(decrease) in net assets resulting from operations	3,167,206	(72,201)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	—	(5,560,897)

Net decrease in net assets from dividends and distributions to shareholders	—	(5,560,897)

Increase in net assets derived from capital share transactions (Note 4)	2,541,263	7,410,034

Total increase in net assets	5,708,469	1,776,936

Net assets
Beginning of period	35,434,326	33,657,390

End of period	$41,142,795	$35,434,326

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$13.79		$15.65	$8.80	$15.75		$17.37	$16.63

Net investment income/(loss)(1)	(0.03)		0.79	(0.05)	(0.00	)(2)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.25		(0.61)	8.52	(4.30)		1.10	1.01

Total from investment operations	1.22		0.18	8.47	(4.30)		1.07	0.97

Dividends and distributions to shareholders from:
Net investment income	—		(0.72)	—	—		—	—
Net realized capital gains	—		(1.34)	(1.62)	(2.65)		(2.69)	(0.23)

Total dividends and distributions to shareholders	—		(2.06)	(1.62)	(2.65)		(2.69)	(0.23)

Redemption fees	0.00	(2)	0.02	0.00 (2)	—		0.00 (2)	—

Net asset value, end of period	$15.01		$13.79	$15.65	$8.80		$15.75	$17.37

Total investment return(3)	8.85%		(0.16)%	101.74%	(32.15)%		8.33%	5.80%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$41,143		$35,434	$33,657	$20,565		$42,982	$56,450
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.20%	1.16%		1.10%	1.07%
Ratio of expenses to average net assets without waivers and reimbursements(5)	1.84	%(4)	1.73%	2.06%	1.83%		1.48%	1.38%
Ratio of net investment income/(loss) to average net assets	(0.47	)%(4)	5.01%	(0.38)%	(0.02)%		(0.16)%	(0.22)%
Portfolio turnover rate	4	%(6)	26%	20%	20%		20%	17%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2022

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of October 31, 2022, the Class C shares and the Class R shares have not yet commenced operations.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$37,233,738	$37,233,738	$—	$—
Warrants	1,968	1,968	—	—

Total Assets	$37,235,706	$37,235,706	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2022, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

2. Transactions with Related Parties and Other Service Providers

Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

As of October 31, 2022, the amount of potential recovery was as follows:

Expiration
04/30/2023	04/30/2024	04/30/2025	10/31/2025	Total
$107,966	$220,991	$201,181	$119,855	$649,993

For the six months ended October 31, 2022, the Adviser earned advisory fees of $167,913 and waived fees of $119,855.

Other Service Providers

The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA"), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.

3. Investment in Securities

For the six months ended October 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$2,264,665	$1,564,634

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2022 and the year ended April 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022
	Shares	Amount	Shares	Amount
Class I*
Sales	333,528	$4,797,135	770,381	$12,784,613
Reinvestments	—	—	348,754	5,557,984
Redemption Fees	—	490	—	56,823
Redemptions	(162,566)	(2,256,362)	(699,594)	(10,989,386)

Net increase	170,962	$2,541,263	419,541	$7,410,034

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2022, the tax character of distributions paid by the Fund was $3,467,997 of ordinary income dividends and $2,092,900 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$464,697	$881,525	$10,422,061

The differences between the book and tax basis components of distributable earnings relate primarily to wash sale loss deferrals, passive foreign investment companies and partnerships.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2022

(Unaudited)

At October 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost*	$23,430,407

Unrealized Appreciation	15,440,459
Unrealized Depreciation	(1,635,160)

Net Unrealized Appreciation	$13,805,299

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Private Capital Management Value Fund (the “Fund”), met on September 19-20, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2022 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Private Capital Management

At an in-person meeting held on September 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one year period.

In determining whether to continue the PCM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c) Response”) regarding (i) services performed by PCM for the PCM Fund, (ii) the composition and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) the financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with the PCM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the PCM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the PCM Fund compared to its Lipper Index and its benchmark; compliance with the PCM Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of PCM joined the Meeting via videoconference and discussed PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the PCM 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fees under the PCM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.

The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance charts for the year-to-date, one year, three year, five year and ten year periods ended June 30, 2022, as applicable for the PCM Fund, the Lipper Small-Cap Core Index and the Russell 2000 Total Return Index. The Trustees noted that the PCM Fund’s Class I shares outperformed each of the Lipper Small-Cap Core Index and the Russell 2000 Total Return Index for the year-to-date, one year, three year, five year and ten-year periods ended June 30, 2022.

The Trustees also considered information regarding PCM’s advisory fee and an analysis of the fee in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the PCM Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the PCM Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the PCM Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than but within the range of the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, the profitability and certain additional information related to the financial condition of PCM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

19

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Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRI-1022

Quality Dividend Fund

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2022

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2022

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2022†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Class A (with sales charge)	-9.96%	-8.23%	3.69%	5.35%	6.92%
Class A (without sales charge)	-4.47%	-2.63%	5.75%	6.61%	7.62%
S&P 500® Low Volatility High Dividend Index**	-6.02%	3.58%	5.04%	5.42%	9.68%	*
Russell 1000® Value Index	-3.19%	-7.00%	7.31%	7.20%	8.89%	*

Average Annual Total Returns for the Periods Ended October 31, 2022†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Class C (with CDSC charge)	-5.77%	-4.32%	4.94%	5.80%	6.82%
Class C (without CDSC charge)	-4.83%	-3.39%	4.94%	5.80%	6.82%
S&P 500® Low Volatility High Dividend Index**	-6.02%	3.58%	5.04%	5.42%	9.59%	*
Russell 1000® Value Index	-3.19%	-7.00%	7.31%	7.20%	8.79%	*

Average Annual Total Returns for the Periods Ended October 31, 2022†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Institutional Class	-4.34%	-2.41%	6.01%	6.87%	7.92%
S&P 500® Low Volatility High Dividend Index**	-6.02%	3.58%	5.04%	5.42%	6.53%	*
Russell 1000® Value Index	-3.19%	-7.00%	7.31%	7.20%	8.67%	*

†

The Quality Dividend Fund (“the Fund”) Class A shares commenced operations on September 30, 2013; Class C shares commenced operations on October 1, 2013; Institutional Class shares commenced operations on October 4, 2016.

††	Not Annualized.
*	Benchmark performance is from each Class respective inception date only and is not the inception date of the benchmark itself.
**

Effective August 1, 2022, the Fund’s primary benchmark changed from the Russell 1000® Value Index to the S&P 500® Low Volatility High Dividend Index. The Adviser believes that the new primary benchmark more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% that may apply to Class C shares when shares are redeemed within 12 months after initial purchase.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2022, are 1.42% and 1.24%, respectively, for Class A shares, 2.17% and 1.99%, respectively, for Class C shares and 1.17% and 0.99%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2023, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

3

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2022

(Unaudited)

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the S&P 500® Low Volatility High Dividend Index and the Russell 1000® Value Index. The S&P 500® Low Volatility High Dividend Index measures the performance of the 50-least volatile high dividend-yielding stocks in the S&P 500®. The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

4

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2022

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2022 through October 31, 2022 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Quality Dividend Fund
Class A
Actual	$1,000.00	$ 955.30	1.24%	$ 6.11
Hypothetical (5% return before expenses)	1,000.00	1,018.95	1.24%	6.31
Class C
Actual	$1,000.00	$ 951.70	1.99%	$ 9.79
Hypothetical (5% return before expenses)	1,000.00	1,015.17	1.99%	10.11
Institutional Class
Actual	$1,000.00	$ 956.60	0.99%	$ 4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.21	0.99%	5.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2022 of 1.24%, 1.99% and 0.99% for Class A, Class C and Institutional Class shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (4.47)%, (4.83)% and (4.34)% for Class A, Class C and Institutional Class shares, respectively.

5

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2022

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	11.5%	$7,105,147
Banks	9.7	5,950,249
Pharmaceuticals	8.8	5,387,082
Household Products	8.1	4,967,853
Biotechnology	7.8	4,817,239
Semiconductors & Semiconductor Equipment	6.2	3,803,892
Diversified Telecommunication Services	5.8	3,588,600
Information Technology Services	4.3	2,632,488
Tobacco	3.9	2,412,073
Electrical Equipment	3.9	2,401,938
Insurance	3.8	2,364,776
Personal Products	3.7	2,301,623
Industrial Conglomerates	3.4	2,112,140
Machinery	3.4	2,105,573
Communications Equipment	3.3	2,012,504
Capital Markets	3.2	1,982,113
Specialty Retail	3.0	1,842,418
Containers & Packaging	3.0	1,836,618
Textiles, Apparel & Luxury Goods	2.1	1,257,464

Total Common Stocks	98.9	60,881,790

Other Assets in Excess of Liabilities	1.1	696,726

NET ASSETS	100.0%	$61,578,516

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2022

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Banks — 9.7%
JPMorgan Chase & Co.	16,219	$2,041,648
Truist Financial Corp.	47,392	2,122,687
US Bancorp.	42,071	1,785,914

		5,950,249

Biotechnology — 7.8%
AbbVie, Inc.	16,517	2,418,089
Gilead Sciences, Inc.	30,578	2,399,150

		4,817,239

Capital Markets — 3.2%
T Rowe Price Group, Inc.	18,671	1,982,113

Communications Equipment — 3.3%
Cisco Systems, Inc.	44,299	2,012,504

Containers & Packaging — 3.0%
International Paper Co.	54,645	1,836,618

Diversified Telecommunication Services — 5.8%
AT&T, Inc.	101,811	1,856,015
Verizon Communications, Inc.	46,363	1,732,585

		3,588,600

Electrical Equipment — 3.9%
Emerson Electric Co.	27,736	2,401,938

Household Products — 8.1%
Clorox Co. (The)	17,269	2,521,965
Kimberly-Clark Corp.	19,652	2,445,888

		4,967,853

Industrial Conglomerates — 3.4%
3M Co.	16,791	2,112,140

Information Technology Services — 4.3%
International Business Machines Corp.	19,036	2,632,488

Insurance — 3.8%
Prudential Financial, Inc.	22,481	2,364,776

Machinery — 3.4%
Stanley Black & Decker, Inc.	26,826	2,105,573

	Number of Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — 11.5%
Chevron Corp.	12,635	$2,285,672
Enbridge, Inc. (Canada)	59,761	2,327,691
Exxon Mobil Corp.	22,487	2,491,784

		7,105,147

Personal Products — 3.7%
Unilever PLC, SP ADR (United Kingdom)	50,574	2,301,623

Pharmaceuticals — 8.8%
Merck & Co., Inc.	24,767	2,506,420
Organon & Co.	41,321	1,081,784
Pfizer, Inc.	38,644	1,798,878

		5,387,082

Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp.	67,308	1,913,566
QUALCOMM, Inc.	16,066	1,890,326

		3,803,892

Specialty Retail — 3.0%
Best Buy Co., Inc.	26,932	1,842,418

Textiles, Apparel & Luxury Goods — 2.1%
VF Corp.	44,512	1,257,464

Tobacco — 3.9%
Philip Morris International, Inc.	26,261	2,412,073

TOTAL COMMON STOCKS (Cost $58,321,758)		60,881,790

TOTAL INVESTMENTS - 98.9% (Cost $58,321,758)		60,881,790
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		696,726

NET ASSETS - 100.0%		$61,578,516

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets
Investments, at value (Cost $58,321,758)	$60,881,790
Cash and cash equivalents	707,081
Receivables:
Capital shares sold	23,724
Dividends	102,171
Prepaid expenses and other assets	21,109

Total Assets	61,735,875

Liabilities
Payables:
Capital shares redeemed	67,698
Transfer agent fees	22,409
Audit fees	16,424
Distribution fees (Class A and Class C)	13,797
Administration and accounting fees.	13,246
Investment adviser	10,655
Shareholder servicing fees	2,116
Accrued expenses	11,014

Total Liabilities	157,359

Net Assets	$61,578,516

Net Assets Consisted of:
Capital stock, $0.01 par value	$46,287
Paid-in capital	50,178,053
Total distributable earnings	11,354,176

Net Assets	$61,578,516

Class A Shares:
Net assets	$37,444,992

Shares outstanding	2,819,784

Net asset value, redemption price per share.	$13.28

Maximum offering price per share (100/94.25 of $13.28)	$14.09

Class C Shares:
Net assets	$10,414,365

Shares outstanding	774,164

Net asset value, offering and redemption price per share	$13.45

Institutional Class Shares:
Net assets	$13,719,159

Shares outstanding	1,034,727

Net asset value, offering and redemption price per share	$13.26

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2022

(Unaudited)

Investment income
Dividends	$1,322,947
Less: foreign taxes withheld	(13,109)

Total investment income	1,309,838

Expenses
Advisory fees (Note 2)	192,925
Distribution fees (Class A) (Note 2)	48,740
Transfer agent fees (Note 2)	44,930
Distribution fees (Class C) (Note 2)	42,316
Registration and filing fees	41,912
Administration and accounting fees (Note 2)	29,862
Shareholder reporting fees	22,943
Legal fees.	21,496
Trustees’ and officers’ fees (Note 2)	19,568
Audit fees	16,448
Shareholder servicing fees (Class C)	14,105
Custodian fees (Note 2)	9,559
Other expenses	8,066

Total expenses before waivers and reimbursements	512,870

Less: waivers and reimbursements (Note 2)	(89,416)

Net expenses after waivers and reimbursements	423,454

Net investment income.	886,384

Net realized and unrealized gain from investments:
Net realized gain from investments	1,809,399
Net realized loss from foreign currency transactions	(261)
Net change in unrealized depreciation on investments	(5,809,835)

Net realized and unrealized loss on investments	(4,000,697)

Net decrease in net assets resulting from operations	$(3,114,313)

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$886,384	$1,507,623
Net realized gains from investments and foreign currency transactions	1,809,138	7,746,539
Net change in unrealized depreciation on investments	(5,809,835)	(5,972,658)

Net increase/(decrease) in net assets resulting from operations.	(3,114,313)	3,281,504

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(514,726)	(1,661,062)
Class C	(94,813)	(431,693)
Institutional Class	(205,417)	(601,592)

Net decrease in net assets from dividends and distributions to shareholders	(814,956)	(2,694,347)

Decrease in net assets derived from capital share transactions (Note 4)	(189,407)	(1,098,416)

Total decrease in net assets	(4,118,676)	(511,259)

Net assets
Beginning of period	65,697,192	66,208,451

End of period	$61,578,516	$65,697,192

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$14.10		$13.99	$10.47	$13.02	$12.29	$12.19

Net investment income(1)	0.19		0.34	0.37	0.34	0.33	0.29
Net realized and unrealized gain/(loss) on investments	(0.83)		0.39	3.51	(1.80)	1.36	0.16

Total from investment operations	(0.64)		0.73	3.88	(1.46)	1.69	0.45

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.38)	(0.36)	(0.34)	(0.38)	(0.35)
Net realized capital gains	—		(0.24)	—	(0.74)	(0.58)	—
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.18)		(0.62)	(0.36)	(1.09)	(0.96)	(0.35)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$13.28		$14.10	$13.99	$10.47	$13.02	$12.29

Total investment return(3)	(4.47)%		5.25%	37.87%	(12.46)%	14.66%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$37,445		$40,081	$37,392	$28,816	$40,283	$37,800
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.52	%(4)	1.42%	1.50%	1.36%	1.41%	1.32%
Ratio of net investment income to average net assets	2.83	%(4)	2.38%	3.20%	2.74%	2.62%	2.32%
Portfolio turnover rate	11	%(6)	32%	28%	38%	37%	51%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance

Net asset value, beginning of period	$14.26		$14.07	$10.52	$13.07	$12.34	$12.24

Net investment income(1)	0.14		0.24	0.28	0.25	0.24	0.20
Net realized and unrealized gain/(loss) on investments	(0.83)		0.37	3.54	(1.80)	1.36	0.15

Total from investment operations	(0.69)		0.61	3.82	(1.55)	1.60	0.35

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.18)	(0.27)	(0.25)	(0.29)	(0.25)
Net realized capital gains	—		(0.24)	—	(0.74)	(0.58)	—
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.12)		(0.42)	(0.27)	(1.00)	(0.87)	(0.25)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$13.45		$14.26	$14.07	$10.52	$13.07	$12.34

Total investment return(3)	(4.83)%		4.39%	36.91%	(13.10)%	13.73%	2.84%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$10,414		$12,527	$16,740	$19,255	$24,326	$23,728
Ratio of expenses to average net assets	1.99	%(4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	2.27	%(4)	2.17%	2.25%	2.11%	2.16%	2.06%
Ratio of net investment income to average net assets	2.08	%(4)	1.63%	2.45%	1.99%	1.87%	1.57%
Portfolio turnover rate	11	%(6)	32%	28%	38%	37%	51%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$14.08		$14.00	$10.47	$13.03	$12.30	$12.20

Net investment income(1)	0.21		0.38	0.40	0.37	0.36	0.32
Net realized and unrealized gain/(loss) on investments	(0.83)		0.38	3.52	(1.80)	1.36	0.16

Total from investment operations	(0.62)		0.76	3.92	(1.43)	1.72	0.48

Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.44)	(0.39)	(0.38)	(0.41)	(0.38)
Net realized capital gains	—		(0.24)	—	(0.74)	(0.58)	—
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.20)		(0.68)	(0.39)	(1.13)	(0.99)	(0.38)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$13.26		$14.08	$14.00	$10.47	$13.03	$12.30

Total investment return(3)	(4.34)%		5.48%	38.31%	(12.29)%	14.94%	3.89%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$13,719		$13,089	$12,076	$10,570	$10,562	$9,007
Ratio of expenses to average net assets	0.99	%(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.27	%(4)	1.17%	1.25%	1.11%	1.17%	1.07%
Ratio of net investment income to average net assets	3.08	%(4)	2.63%	3.45%	2.99%	2.87%	2.57%
Portfolio turnover rate	11	%(6)	32%	28%	38%	37%	51%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2022

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where: (i) $1 million or more of Class A shares was purchased without an initial sales charge, and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1.00% may apply to Class C shares when shares are redeemed within 12 months after initial purchase where the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Quality Dividend Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities*	$60,881,790	$60,881,790	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2022, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2022, the amount of potential recovery was as follows:

Expiration

04/30/2024	04/30/2025	04/30/2026	10/31/2026	Total
$34,212	$153,340	$117,125	$89,416	$394,093

For the six months ended October 31, 2022, the Adviser earned advisory fees of $192,925 and waived fees of $89,416.

Other Service Providers

The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA"), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.

3. Investment in Securities

For the six months ended October 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$7,156,077	$7,464,764

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2022

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2022 and the year ended April 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	148,517	$2,065,771	390,273	$5,635,042
Reinvestments.	28,708	365,864	89,801	1,270,500
Redemption Fees*	—	3,536	—	794
Redemptions	(200,480)	(2,675,476)	(309,048)	(4,431,755)

Net increase/(decrease)	(23,255)	$(240,305)	171,026	$2,474,581

Class C
Sales	58,067	$789,896	92,325	$1,347,872
Reinvestments.	6,167	80,120	25,852	369,207
Redemption Fees*	—	989	—	327
Redemptions	(168,465)	(2,327,061)	(429,797)	(6,246,797)

Net decrease	(104,231)	$(1,456,056)	(311,620)	$(4,529,391)

Institutional Class
Sales	192,506	$2,690,725	174,185	$2,512,997
Reinvestments.	12,069	153,359	31,987	452,080
Redemption Fees*	—	1,305	—	267
Redemptions	(99,637)	(1,338,435)	(139,070)	(2,008,950)

Net increase	104,938	$1,506,954	67,102	$956,394

Total net decrease	(22,548)	$(189,407)	(73,492)	$(1,098,416)

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2022, the tax character of distributions paid by the Fund was $1,594,957 of ordinary income dividends and $1,099,390 of long-term capital gains dividends.

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2022

(Unaudited)

As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Temporary Differences
$419,106	$6,658,972	$8,209,870	$(4,503)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost*	$58,321,758

Unrealized Appreciation	9,054,987
Unrealized Depreciation	(6,494,955)

Net Unrealized Appreciation	$2,560,032

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2022, the Fund had no short-term capital loss deferrals, no long-term capital loss deferrals or ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2022, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

19

QUALITY DIVIDEND FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Quality Dividend Fund (the “Fund”), met on September 19-20, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2022 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which maybe utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

20

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s ("SEC") website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with EquityCompass

At an in-person meeting held on September 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one year period.

In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c) Response”) regarding (i) services performed by EquityCompass for the Quality Dividend Fund, (ii) the composition and qualifications of EquityCompass’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’ parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’ ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EquityCompass 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Quality Dividend Fund compared to its Lipper Index and its benchmark; compliance with the Quality Dividend Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of EquityCompass joined the Meeting via videoconference and discussed EquityCompass’ history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the EquityCompass 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fees under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

21

QUALITY DIVIDEND FUND

Other Information (Concluded)

(Unaudited)

Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.

The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance charts for the year-to-date, one year, three year, five year and since inception periods ended June 30, 2022, as applicable for the Quality Dividend Fund, the Lipper Global Equity Income Index and the Russell 1000 Value Total Return Index. The Trustees noted that the Quality Dividend Fund’s Institutional Class shares outperformed each of the Lipper Global Equity Income Index and the Russell 1000 Value Total Return Index for the year-to-date, one year, three year, five year and since inception periods ended June 30, 2022.

The Trustees also considered information regarding EquityCompass’ advisory fee and an analysis of the fee in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’ relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’ parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

22

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Investment Adviser

EquityCompass Investment Management, LLC

One South Street

Baltimore, MD 21202

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUA-1022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2022

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)
Date: December 30, 2022

* Print the name and title of each signing officer under his or her signature.